UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS VALUE FUND

Annual Report

Year Ended October 31, 2009

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

December 2009

Dear Fellow Shareholder,

After sinking to ten-year lows, stock prices around the world rebounded sharply in March 2009 and posted steady gains in the seven months between March and September. March and April were among the best-return months in the life of Dimensional’s equity Funds.

The unexpected turns in the financial markets this year offered some valuable lessons. We were reminded that stock prices are unpredictable. We saw once again the benefits of staying disciplined in the market as it inevitably moves up and down. And I believe these markets showed very clearly why diversification is so important to long-term investment success.

Although diversification can’t prevent losses, it can help investors avoid the extreme outcomes that can result from concentrating investments in individual stocks or market segments. We believe that successful investing is about both increasing wealth and being able to sleep well at night. Investors who understand how markets work and have a realistic understanding of their own tolerance for risk are most likely to have a good overall experience.

More than $10 billion in net long-term assets flowed into Dimensional’s Funds during the first 10 months of 2009, a reflection of the trust our shareholders around the world have placed in us. We are grateful for that trust and want you to know that we take our responsibility as the steward of your investments in Dimensional’s Funds very seriously. We hope to have the opportunity to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

Emerging Markets Value Portfolio Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

Emerging Markets Value Portfolio Class R2 vs.

MSCI Emerging Markets Index (net dividends)

January 29, 2008-October 31, 2009

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2009

The one-year period ending October 31, 2009, was characterized by unprecedented volatility in non-US developed markets. Non-US developed markets lost 18.87% from November 2008 through February 2009, as measured by the MSCI World ex USA Index (net dividends). From March through October 2009 these same markets gained 57.56%. In April 2009, the Index had its largest-ever monthly gain (12.90%) since October 1990.

From November 2008 through February 2009, developed markets returns were negative across all asset classes. The US dollar rallied against most currencies, reversing a general trend of depreciation dating back to 2006. From March through October 2009 the market reversed course, with small cap and value stocks strongly outperforming large cap and growth stocks. The US dollar depreciated against most major currencies. The rally drove strong positive returns for the 12-month period, with small cap stocks significantly outperforming large cap stocks and value stocks outperforming growth stocks, as measured by the MSCI indexes.

12 Months Ended October 31, 2009

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,432)	6.03%	15.20%
United Kingdom ($2,328)	23.19%	25.68%
France ($1,106)	10.09%	28.10%
Canada ($1,060)	17.46%	32.58%
Australia ($912)	21.91%	66.97%
Germany ($843)	6.37%	23.77%
Switzerland ($821)	5.78%	20.63%
Spain ($488)	33.27%	55.06%
Italy ($388)	7.57%	25.17%
Netherlands ($277)	20.17%	39.83%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2009, all rights reserved.

Small company stocks were the best-performing asset class in international markets, while growth stocks had the worst relative results.

12 Months Ended October 31, 2009

U.S. Dollar Return
MSCI World ex USA Small Cap Index	50.01%
MSCI World ex USA Value Index	31.71%
MSCI World ex USA Index	27.83%
MSCI World ex USA Growth Index	24.03%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Gains in emerging markets were better, on average, than in developed markets, although results varied widely among the individual emerging markets countries. For the 12 month period, returns in U.S. dollars were 64.13% for the MSCI Emerging Markets Index (net dividends) and 27.83% for the MSCI World ex USA Index (net dividends).

12 Months Ended October 31, 2009

Country	U.S. Dollar Return
Argentina	53.21%
Brazil	91.55%
Chile	61.68%
China	82.16%
Czech Republic	26.83%
Hungary	63.54%
India	77.12%
Indonesia	127.39%
Israel	31.43%
Malaysia	56.99%
Mexico	39.79%
Philippines	50.71%
Poland	23.09%
South Africa	61.69%
South Korea	56.17%
Taiwan	48.86%
Thailand	78.58%
Turkey	68.21%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2009, all rights reserved.

Master-Feeder Structure

The Emerging Markets Value Portfolio described below, called a “Feeder Fund,” does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a “Master Fund“. The Master Fund, in turn, purchases stocks and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2009, the Master Fund held 1,944 stocks across 18 emerging markets countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Master Fund’s assets. The Master Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund’s diversified investment approach, performance was generally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 78.59% for the Institutional Class share of the Portfolio, 78.29% for the Class R2 shares of the Portfolio and 64.13% for the MSCI Emerging Markets Index (net dividends). The Master Fund targets large and small cap value stocks while the Index primarily targets large cap stocks. The Master Fund’s greater allocation than the Index to value stocks added approximately 11.9% to relative performance. The Master Fund’s greater allocation to small cap stocks added approximately 3.3% to the relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of October 31, 2009, the Fund held 1,944 stocks in 18 emerging markets countries and was mostly invested in equities throughout the year: the average non-equitized cash level for the period was less than 1% of the Fund’s assets. The Fund’s target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Fund’s diversified investment approach, performance was generally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2009, total returns were 79.39% for the Fund and 64.13% for the MSCI Emerging Markets Index (net dividends). The Fund targets large and small cap value stocks while the Index primarily targets large cap stocks. The Fund’s greater allocation than the Index to value stocks added approximately 11.9% to relative performance. The Fund’s greater allocation to small cap stocks added approximately 3.3% to the relative performance.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2009

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,471.60	0.90%	$5.61
Institutional Class Shares	$1,000.00	$1,474.10	0.62%	$3.87
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.67	0.90%	$4.58
Institutional Class Shares	$1,000.00	$1,022.08	0.62%	$3.16

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value†	$7,409,209
Receivables:
Investment Securities Sold	16,385
Fund Shares Sold	9,155
Prepaid Expenses and Other Assets	49

Total Assets	7,434,798

LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	4,044
Fund Shares Redeemed	21,496
Due to Advisor	2,594
Accrued Expenses and Other Liabilities	316

Total Liabilities	28,450

NET ASSETS	$7,406,348

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $5,082 and shares outstanding of 2,034,960	$2.50

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $7,401,266 and shares outstanding of 256,115,623	$28.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$5,504,485

NET ASSETS CONSIST OF:
Paid-In Capital	$5,930,966
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	12,574
Accumulated Net Realized Gain (Loss)	182,234
Net Unrealized Appreciation (Depreciation)	1,280,574

NET ASSETS	$7,406,348

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends	$109,045
Interest	277
Income from Securities Lending	11,962
Expenses Allocated from Affiliated Investment Company	(10,541)

Total Investment Income	110,743

Expenses
Administrative Services Fees	20,346
Accounting & Transfer Agent Fees	109
Filing Fees	208
Shareholder Servicing Fees — Class R2 Shares	9
Shareholders’ Reports	125
Directors’/Trustees’ Fees & Expenses	87
Professional Fees	70
Other	57

Total Expenses	21,011

Net Investment Income (Loss)	89,732

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	76,523
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	2,867,814

Net Realized and Unrealized Gain (Loss)	2,944,337

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,034,069

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$89,732	$179,045	$119,722
Net Realized Gain (Loss) on Investment Securities Sold	76,523	603,223 †	170,231 †
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	2,867,814	(5,398,482)†	2,117,791 †

Net Increase (Decrease) in Net Assets Resulting from Operations	3,034,069	(4,616,214)	2,407,744

Distributions From:
Net Investment Income:
Class R2 Shares	(427)	(115)	—
Institutional Class Shares	(77,134)	(181,885)	(96,479)
Net Short-Term Gains:
Class R2 Shares	(76)	—	—
Institutional Class Shares	(36,974)	(13,134)	(8,058)
Net Long-Term Gains:
Class R2 Shares	(1,070)	—	—
Institutional Class Shares	(517,440)	(155,738)	(44,751)

Total Distributions	(633,121)	(350,872)	(149,288)

Capital Share Transactions:
Shares Issued	1,980,752	2,280,870	1,777,388
Shares Issued in Lieu of Cash Distributions	576,478	306,474	124,212
Shares Redeemed	(1,289,209)	(1,368,681)	(957,950)

Net Increase (Decrease) from Capital Share Transactions	1,268,021	1,218,663	943,650

Total Increase (Decrease) in Net Assets	3,668,969	(3,748,423)	3,202,106
Net Assets
Beginning of Period	3,737,379	7,485,802	4,283,696

End of Period	$7,406,348	$3,737,379	$7,485,802

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$12,574	$6,472	$22,447

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

Class R2 Shares
Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$4.56	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.21	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.14	(4.93)

Total from Investment Operations	1.17	(4.72)

Less Distributions
Net Investment Income	(0.32)	(0.72)
Net Realized Gains	(2.91)	—

Total Distributions	(3.23)	(0.72)

Net Asset Value, End of Period	$2.50	$4.56

Total Return	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$5,082	$1,799
Ratio of Expenses to Average Net Assets (D)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.39%	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Net Asset Value, Beginning of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions
Net Investment Income	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313
Ratio of Expenses to Average Net Assets (D)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, the Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund (the “Fund”, formerly, the Dimensional Emerging Markets Value Fund Inc.). At October 31, 2009, the Portfolio owned 93% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of October 31, 2009, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:  The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$7,409,209	—	—	$7,409,209

2. Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors’/Trustees’ Fees & Expenses. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $145 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

3. Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended October 31, 2009, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At October 31, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the year ended October 31, 2009, the total related amounts paid by the Group to the CCO were $197 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31,2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$11,386	$8,867	$20,253

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2009, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,117,186	$2,018,873	$(726,850)	$1,292,023

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008*		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$2,967	1,723	$2,856	408	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1,574	942	115	14	N/A	N/A
Shares Redeemed	(2,169)	(1,024)	(175)	(28)	N/A	N/A

Net Increase (Decrease) — Class R2 Shares	$2,372	1,641	$2,796	394	N/A	N/A

Institutional Class Shares
Shares Issued	$1,977,785	91,360	$2,278,014	60,725	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	574,904	34,181	306,359	7,710	124,212	3,560
Shares Redeemed	(1,287,040)	(62,335)	(1,368,506)	(38,791)	(957,950)	(23,900)

Net Increase (Decrease) — Institutional Class Shares	$1,265,649	63,206	$1,215,867	29,644	$943,650	26,220

*Class	R2 Shares commenced operations on January 29, 2008.

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2009.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line credit during the year ended October 31, 2009.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At October 31, 2009, three shareholders held approximately 97% of the outstanding shares of Class R2 Shares and two shareholder held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Note:

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (the Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue

Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, the Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

The Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and

Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009 and July 8, 2009, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DFAIDG and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for DFAIDG and the Portfolio presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by the Portfolio. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DFAIDG

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DFAIDG*
1a	David G. Booth	5,100,343,281	93.94%	—	0.00%	328,971,623	6.06%	81.55%	0.00%	5.26%
1b	George M. Constantinides	5,105,280,301	94.03%	—	0.00%	324,034,602	5.97%	81.63%	0.00%	5.18%
1c	John P. Gould	5,100,584,112	93.95%	—	0.00%	328,730,791	6.05%	81.55%	0.00%	5.26%
1d	Roger G. Ibbotson	5,105,426,112	94.03%	—	0.00%	323,888,792	5.97%	81.63%	0.00%	5.18%
1e	Robert C. Merton	5,107,268,900	94.07%	—	0.00%	322,046,003	5.93%	81.66%	0.00%	5.15%
1f	Myron S. Scholes	5,104,997,961	94.03%	—	0.00%	324,316,942	5.97%	81.62%	0.00%	5.19%
1g	Eduardo A. Repetto	5,094,783,848	93.84%	—	0.00%	334,531,055	6.16%	81.46%	0.00%	5.35%
1h	Abbie J. Smith	5,100,861,923	93.95%	—	0.00%	328,452,981	6.05%	81.55%	0.00%	5.25%

		Shares Voted						Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	For	Against	Abstain / WithHold
Proposal 2: To approve Articles of Amendment and Restatement for DFAIDG*		3,385,698,613	93.83%	43,557,844	1.21%	179,189,489	4.97%	54.13%	0.70%	4.97%

* Results are for all Portfolios within DFAIDG

Emerging Markets Value Portfolio

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	132,322,989	75.20%	7,586,186	4.31%	843,802	0.48%	35,211,160	20.01%	50.10%	2.87%	0.32%
5b	Making Loans	132,110,921	75.08%	7,737,859	4.40%	904,198	0.51%	35,211,160	20.01%	50.02%	2.93%	0.34%
5c	Investments in Real Estate	130,422,103	74.12%	9,486,023	5.39%	844,852	0.48%	35,211,160	20.01%	49.38%	3.59%	0.32%
5d	Investments in Commodities	132,227,173	75.14%	7,682,935	4.37%	842,869	0.48%	35,211,160	20.01%	50.07%	2.91%	0.32%
5e	Diversification of Investments	132,295,453	75.18%	7,607,042	4.32%	850,482	0.48%	35,211,160	20.01%	50.09%	2.88%	0.32%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	131,696,395	74.84%	8,154,685	4.63%	901,898	0.51%	35,211,160	20.01%	49.87%	3.09%	0.34%
6d	Investing for the Purpose of Exercising Control	132,128,548	75.09%	7,767,248	4.41%	857,181	0.49%	35,211,160	20.01%	50.03%	2.94%	0.32%
6e	Investing in Other Investment Companies	131,992,254	75.01%	7,915,625	4.50%	845,099	0.48%	35,211,160	20.01%	49.98%	3.00%	0.32%
6h	Investing in Securities of Unseasoned Issuers	132,041,608	75.04%	7,866,456	4.47%	844,913	0.48%	35,211,160	20.01%	50.00%	2.98%	0.32%
8	Approval of Investment Advisory Agreement between Dimensional Fund Advisors LP and the Company	135,285,853	76.88%	620,557	0.35%	4,846,568	2.75%	35,211,160	20.01%	51.22%	0.23%	1.84%

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHART

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends)

October 31, 1999-October 31, 2009

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2009

EXPENSE TABLE

	Beginning Account Value 05/01/09	Ending Account Value 10/31/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,477.20	0.22%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2009. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Energy	7.8%
Financials	29.7%
Health Care	1.3%
Industrials	11.6%
Information Technology	7.1%
Materials	21.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	2.0%
Utilities	1.6%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2009

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.6%)
BRAZIL — (5.5%)
BM&F Bovespa SA	13,089,600	$84,336,376	1.1%
Other Securities		399,678,193	5.0%

TOTAL BRAZIL		484,014,569	6.1%

CHILE — (2.4%)
Empresas CMPC SA	1,375,219	49,245,765	0.6%
Enersis SA Sponsored ADR	2,873,037	50,795,294	0.6%
Other Securities		107,796,717	1.4%

TOTAL CHILE		207,837,776	2.6%

CHINA — (12.0%)
Bank of China, Ltd.	180,881,000	104,011,089	1.3%
Beijing Enterprises Holdings, Ltd.	5,599,500	33,375,390	0.4%
China Construction Bank Corp.	41,385,000	35,679,319	0.5%
#China Unicom Hong Kong, Ltd. ADR	3,936,592	49,797,889	0.6%
CNPC Hong Kong, Ltd.	40,880,000	42,741,026	0.5%
Denway Motors, Ltd.	57,266,000	27,411,466	0.4%
Dongfeng Motor Corp.	28,888,000	34,382,337	0.4%
Shanghai Industrial Holdings, Ltd.	7,759,000	36,449,823	0.5%
Other Securities		687,073,216	8.6%

TOTAL CHINA		1,050,921,555	13.2%

CZECH REPUBLIC — (0.4%)
Other Securities		32,531,377	0.4%

HUNGARY — (2.2%)
#*MOLHungarian Oil & Gas NYRT	818,138	68,350,657	0.8%
#*OTPBank NYRT	3,901,786	109,716,230	1.4%
Other Securities		16,594,742	0.2%

TOTAL HUNGARY		194,661,629	2.4%

INDIA — (10.7%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	104,111,923	1.3%
*Reliance Industries, Ltd.	4,193,665	169,675,160	2.1%
Other Securities		666,095,691	8.4%

TOTAL INDIA		939,882,774	11.8%

INDONESIA — (2.7%)
PT Astra International Tbk	9,546,400	30,713,599	0.4%
PT Bumi Resources Tbk	158,328,500	38,115,617	0.5%
Other Securities		163,519,727	2.0%

TOTAL INDONESIA		232,348,943	2.9%

ISRAEL — (2.6%)
*Bank Hapoalim B.M.	13,175,469	48,100,324	0.6%
*Bank Leumi Le-Israel B.M.	12,465,728	48,684,714	0.6%
Other Securities		133,709,213	1.7%

TOTAL ISRAEL		230,494,251	2.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	30,016,248	0.4%
PPB Group Berhad	6,759,566	29,850,799	0.4%
Other Securities		257,290,043	3.2%

TOTAL MALAYSIA		317,157,090	4.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.3%)
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	$97,474,207	1.2%
#Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,402,758	60,753,449	0.8%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	31,244,580	0.4%
#*Grupo Financiero Banorte S.A.B. de C.V.	9,775,260	31,242,334	0.4%
*Grupo Mexico S.A.B. de C.V. Series B	37,630,484	75,239,593	0.9%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	31,970,335	0.4%
Other Securities		224,409,268	2.8%

TOTAL MEXICO		552,333,766	6.9%

PHILIPPINES — (0.7%)
Other Securities		59,406,031	0.7%

POLAND — (2.1%)
KGHM Polska Miedz SA	1,076,971	36,251,556	0.5%
*Polski Koncern Naftowy Orlen SA	5,310,008	55,270,438	0.7%
Other Securities		89,333,418	1.1%

TOTAL POLAND		180,855,412	2.3%

RUSSIA — (0.8%)
*Gazprom OAO Sponsored ADR	2,755,161	66,074,426	0.8%
Other Securities		2,469,848	0.1%

TOTAL RUSSIA		68,544,274	0.9%

SOUTH AFRICA — (8.7%)
#ABSA Group, Ltd.	2,880,669	46,348,396	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,353,350	68,255,212	0.9%
Harmony Gold Mining Co., Ltd.	2,923,251	29,227,650	0.4%
#Nedbank Group, Ltd.	2,693,900	41,601,279	0.5%
Sanlam, Ltd.	28,700,406	78,760,640	1.0%
Steinhoff International Holdings, Ltd.	11,472,572	27,724,247	0.3%
Other Securities		469,775,616	5.9%

TOTAL SOUTH AFRICA		761,693,040	9.6%

SOUTH KOREA — (10.3%)
Hana Financial Group, Inc.	1,078,133	31,974,873	0.4%
Hyundai Motor Co., Ltd.	895,824	81,255,253	1.0%
#*KB Financial Group, Inc. ADR	1,770,753	84,004,522	1.1%
#POSCO ADR	1,041,585	106,366,660	1.4%
#Shinhan Financial Group Co., Ltd. ADR	663,280	50,177,132	0.6%
Other Securities		552,386,684	6.9%

TOTAL SOUTH KOREA		906,165,124	11.4%

TAIWAN — (10.6%)
#AU Optronics Corp. Sponsored ADR	5,821,675	51,405,388	0.7%
Chinatrust Financial Holdings Co., Ltd.	53,481,946	32,125,168	0.4%
*Fubon Financial Holding Co., Ltd.	29,313,000	32,526,620	0.4%
Mega Financial Holding Co., Ltd.	69,737,000	38,835,040	0.5%
*United Microelectronics Corp.	106,490,069	51,191,211	0.6%
Other Securities		721,886,417	9.1%

TOTAL TAIWAN		927,969,844	11.7%

THAILAND — (1.8%)
Other Securities		161,733,191	2.0%

TURKEY — (2.2%)
Other Securities		190,785,580	2.4%

TOTAL COMMON STOCKS		7,499,336,226	94.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.3%)
BRAZIL — (5.3%)
Gerdau SA	2,445,084	$36,851,147	0.5%
#Gerdau SA Sponsored ADR	4,348,258	65,658,696	0.8%
Metalurgica Gerdau SA	4,022,600	73,870,975	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	92,604,638	1.2%
Other Securities		192,949,483	2.4%

TOTAL BRAZIL		461,934,939	5.8%

CHILE — (0.0%)
Other Securities		1,719,902	0.0%

INDIA — (0.0%)
Other Securities		97,463	0.0%

MALAYSIA — (0.0%)
Other Securities		178,880	0.0%

TOTAL PREFERRED STOCKS		463,931,184	5.8%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		144,019	0.0%

CHINA — (0.0%)
Other Securities		202,026	0.0%

MALAYSIA — (0.0%)
Other Securities		38,923	0.0%

PHILIPPINES — (0.0%)
Other Securities		379,437	0.0%

SOUTH KOREA — (0.0%)
Other Securities		178	0.0%

TAIWAN — (0.0%)
Other Securities		68,030	0.0%

THAILAND — (0.0%)
Other Securities		80,775	0.0%

TOTAL RIGHTS/WARRANTS		913,388	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,245,000 FNMA 5.00%, 06/01/35, valued at $766,237) to be repurchased at $753,012	$753	753,000	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	792,322,880	$792,322,880	10.0%
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized by various corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $584,280) to be repurchased at $572,827	$573	572,824	0.0%

TOTAL SECURITIES LENDING COLLATERAL		792,895,704	10.0%

TOTAL INVESTMENTS — (100.0%) (Cost $7,369,005,537)		$8,757,829,502	110.0%

Summary of inputs used to value the Fund’s net assets as of October 31, 2009 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$484,014,569	—	—	$484,014,569
Chile	207,837,776	—	—	207,837,776
China	104,254,493	$946,667,062	—	1,050,921,555
Czech Republic	—	32,531,377	—	32,531,377
Hungary	—	194,661,629	—	194,661,629
India	116,902,770	822,980,004	—	939,882,774
Indonesia	4,151,498	228,197,445	—	232,348,943
Israel	18,804,680	211,689,571	—	230,494,251
Malaysia	445,014	316,712,076	—	317,157,090
Mexico	549,997,197	2,336,569	—	552,333,766
Philippines	1,729,383	57,676,648	—	59,406,031
Poland	—	180,855,412	—	180,855,412
Russia	754,724	67,789,550	—	68,544,274
South Africa	106,113,394	655,579,646	—	761,693,040
South Korea	252,962,556	653,202,568	—	906,165,124
Taiwan	51,416,015	876,553,829	—	927,969,844
Thailand	161,733,191	—	—	161,733,191
Turkey	—	190,785,580	—	190,785,580
Preferred Stocks
Brazil	461,934,939	—	—	461,934,939
Chile	1,719,902	—	—	1,719,902
India	—	97,463	—	97,463
Malaysia	178,880	—	—	178,880
Rights/Warrants
Brazil	144,019	—	—	144,019
China	202,026	—	—	202,026
Malaysia	38,923	—	—	38,923
Philippines	—	379,437	—	379,437

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$178	—	$178
Taiwan	—	68,030	—	68,030
Thailand	$80,775	—	—	80,775
Temporary Cash Investments	—	753,000	—	753,000
Securities Lending Collateral	—	792,895,704	—	792,895,704

TOTAL	$2,525,416,724	$6,232,412,778	—	$8,757,829,502

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $712,563 of securities on loan)	$7,964,181
Temporary Cash Investments at Value & Cost	753
Collateral Received from Securities on Loan at Value & Cost	792,896
Foreign Currencies at Value	12,142
Cash	390
Receivables:
Investment Securities Sold	782
Dividends, Interest and Taxes Reclaims	6,454
Fund Shares Sold	4,046
Securities Lending Income	914
Prepaid Expenses and Other Assets	17

Total Assets	8,782,575

LIABILITIES:
Payables:
Upon Return of Securities Loaned	792,896
Investment Securities Purchased	460
Fund Shares Redeemed	16,387
Due to Advisor	698
Deferred Thailand Capital Gains Tax	6,036
Accrued Expenses and Other Liabilities	973

Total Liabilities	817,450

NET ASSETS	$7,965,125

Investments at Cost	$6,575,357

Foreign Currencies at Cost	$12,115

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2009

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,259)	$117,415
Interest	300
Income from Securities Lending	12,936

Total Investment Income	130,651

Expenses
Investment Advisory Services Fees	5,493
Accounting & Transfer Agent Fees	595
Custodian Fees	4,068
Shareholders’ Reports	35
Directors’/Trustees’ Fees & Expenses	94
Professional Fees	427
Other	670

Total Expenses	11,382

Net Investment Income (Loss)	119,269

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,115
Futures	(3,835)
Foreign Currency Transactions	(2,499)
In-Kind Redemptions	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,817,363
Futures	(30)
Translation of Foreign Currency Denominated Amounts	449
Change in Deferred Thailand Capital Gains Tax	(3,804)

Net Realized and Unrealized Gain (Loss)	3,179,697

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,298,966

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$119,269	$220,293	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	346,115	(165,343)	659,828
Futures	(3,835)	—	—
Foreign Currency Transactions	(2,499)	(3,212)	(2,063)
In-Kind Redemptions	25,938 *	18,537 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,817,363	(5,059,018)	1,892,737
Futures	(30)	30	—
Translation of Foreign Currency Denominated Amounts	449	(330)	(230)
Change in Deferred Thailand Capital Gains Tax	(3,804)	9,750	(3,211)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,298,966	(4,979,293)	2,713,764

Transactions in Interest:
Contributions	1,430,899	1,427,915 †	1,088,699 †
Withdrawals	(813,144)*	(588,928)*†	(451,665)†

Net Increase (Decrease) from Transactions in Interest	617,755	838,987	637,034

Total Increase (Decrease) in Net Assets	3,916,721	(4,140,306)	3,350,798
Net Assets
Beginning of Period	4,048,404	8,188,710	4,837,912

End of Period	$7,965,125	$4,048,404	$8,188,710

*	See Note J in the Notes to Financial Statements.
†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
Total Return	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%
Net Assets, End of Period (thousands)	$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	20%	14	%(C)	14%	9%	7%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the year ended October 31, 2009 and are included in Directors’/Trustees’ Fees & Expenses for the period ended October 31, 2008. At October 31, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $157 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year’s notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2009, none of the Directors have requested distribution of proceeds.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the year ended October 31, 2009, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the year ended October 31, 2009, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,947,348
Sales	1,101,052

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At October 31, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,381,311	$2,170,132	$(793,613)	$1,376,519

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 30, 2009.

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3. Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Fund’s derivative instrument holdings for the year ended October 31, 2009.

At October 31, 2009, the Fund had no outstanding futures contracts.

The following is a summary of the location of realized and change in unrealized gains and losses on the Fund’s Statement of Operations for the Fund’s derivative instrument holdings through the year ended October 31, 2009:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2009 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income
Equity Contracts
Dimensional Emerging Markets Value Fund*	$(3,835)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts
Dimensional Emerging Markets Value Fund*	$(30)

*	As of October 31, 2009, there were no futures contracts outstanding. During the year ended October 31, 2009, the Fund had limited activity in these transactions.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the year ended October 31, 2009, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.94%	$6,366	40	$7	$44,805

There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2009.

H. Securities Lending:

As of October 31, 2009, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund’s investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended October 31, 2008 and the year ended October 31, 2009, the Fund realized $18,537 and $25,938 (in thousands) of net gain respectively.

K. Subsequent Event Note:

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, the Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

The Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were available for issuance, and has determined that there are no further subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund (formerly known as the Dimensional Emerging Markets Value Fund Inc.):

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the “Fund”) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

RESULTS OF THE SHAREHOLDER MEETING

On June 2, 2009, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of voting on several proposals affecting DEM, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of DEM approved each of the applicable proposals for DEM presented at the Meeting. Listed below are the voting results from the Meeting. Please note that not all Proposals presented at the Meeting were voted on by DEM. Additionally, the Proposal numbers reflected below correlate to the Proposal numbers presented for vote at the Meeting.

DEM

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposal 1: Election of Directors for DEM

1a	David G. Booth	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1b	George M. Constantinides	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1c	John P. Gould	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1d	Roger G. Ibbotson	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1e	Robert C. Merton	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1f	Myron S. Scholes	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1g	Eduardo A. Repetto	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%
1h	Abbie J. Smith	154,719,678	98.58%	—	0.00%	2,230,350	1.42%	28,919,699	18.41%	98.51%	0.00%	1.42%

		Shares Voted								Percent of Outstanding Shares Voted
		For	%	Against	%	Abstain/ WithHold	%	NonVote	%	For	Against	Abstain / WithHold
Proposals:

3	Approval of an Agreement and Plan of Reorganization for DEM	123,882,784	78.93%	248,809	0.16%	3,898,735	2.48%	28,919,699	18.43%	78.87%	0.16%	2.48%
5	To approve amendments to certain fundamental investment restrictions
5a	Borrowing Money	121,580,801	77.46%	5,835,274	3.72%	614,254	0.39%	28,919,699	18.43%	77.41%	3.72%	0.39%
5b	Making Loans	121,527,084	77.43%	5,840,456	3.72%	662,790	0.42%	28,919,699	18.43%	77.37%	3.72%	0.42%
5c	Investments in Real Estate	120,018,448	76.47%	7,397,704	4.71%	614,177	0.39%	28,919,699	18.43%	76.41%	4.71%	0.39%
5d	Investments in Commodities	121,499,862	77.41%	5,916,917	3.77%	613,551	0.39%	28,919,699	18.43%	77.36%	3.77%	0.39%
5e	Diversification of Investments	121,586,004	77.47%	5,823,213	3.71%	621,112	0.40%	28,919,699	18.43%	77.41%	3.71%	0.40%
6	To approve the elimination of certain fundamental investment restrictions
6b	Purchasing Securities on Margin	121,252,352	77.26%	6,115,035	3.90%	662,941	0.42%	28,919,699	18.43%	77.20%	3.89%	0.42%
6d	Investing for the Purpose of
	Exercising Control	121,536,300	77.44%	5,869,804	3.74%	624,225	0.40%	28,919,699	18.43%	77.38%	3.74%	0.40%
7a	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, DFA Australia Limited, and the Company	123,729,214	78.83%	405,576	0.26%	3,895,539	2.48%	28,919,699	18.43%	78.78%	0.26%	2.48%
7b	Proposed Sub-Advisory Agreement among Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., and the Company	123,730,642	78.83%	404,185	0.26%	3,895,502	2.48%	28,919,699	18.43%	78.78%	0.26%	2.48%

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2009.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2009.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 62	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 70	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Trustee, Harbor Fund (registered investment company) (27 Portfolios) (since 1994).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management 135 Prospect Street New Haven, CT 06520-8200 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).
Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 65	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	87 portfolios in 4 investment companies

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Chairman and Director, Daedalus Software (medical software) (since 2008). Formerly, Advisory Board Member, Alpha Simplex Group (hedge fund) (2001-2007). Formerly, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (2002-2008). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 68	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	87 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981).
Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 56	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	87 portfolios in 4 investment companies

Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), and Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Director/ Trustee, UBS Funds (fund complex) (5 portfolios) (since 2008).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC. 6300 Bee Cave Road, Building One Austin, Texas 78746 Age: 62	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	87 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Fund Advisors Canada ULC, DFAIDG, DIG, DEM and DFAITC. President and Chief Executive Officer of DFA Securities LLC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director and formerly, President and Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC and Dimensional Fund II PLC. Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada ULC (All Chief Investment Officer positions held starting 1/03 through 3/07 except Dimensional Holdings Inc., which was from 10/06 through 3/07.)

Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Eduardo A. Repetto Director, Chief Investment Officer and Vice President of DFAIDG, DIG and DEM. Trustee, Chief Investment Officer and Vice President of DFAITC 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42

	DFAITC - since 2009 DFAIDG - since 2009 DIG - since 2009 DEM - since 2009	87 portfolios in 4 investment companies	Director/Trustee (beginning June 2009), Chief Investment Officer (beginning March 2007) and Vice President of DFAIDG, DIG, DEM and DFAITC. Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President and Chief Learning Officer Age: 46	Since 2008

Vice President of all the DFA Entities. Chief Learning Officer of Dimensional (since September 2008). Formerly, Regional Director of Dimensional (2004-2008); Vice President of Professional Development at Assante Asset Management (June 2002-January 2005).

Darryl D. Avery Vice President Age: 43	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.
Arthur H. Barlow Vice President Age: 53	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Scott A. Bosworth Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).
Valerie A. Brown Vice President and Assistant Secretary Age: 42	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Director of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).
Patrick Carter Vice President Age: 47	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).
Joseph H. Chi Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since October 2005). Prior to October 2005, Corporate Counsel at Hewitt Associates (July 2002-August 2005).
Stephen A. Clark Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional (April 2001-April 2004).
Robert P. Cornell Vice President Age: 60	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
Christopher S. Crossan Vice President and Chief Compliance Officer Age: 43	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Vice President Age: 52	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert T. Deere Vice President Age: 52	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Robert W. Dintzner Vice President Age: 39	Since 2001	Vice President of all the DFA Entities.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 55	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006).
Richard A. Eustice Vice President and Assistant Secretary Age: 44	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Vice President Age: 48	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Vice President Age: 38	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.
Jed S. Fogdall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004).
Glenn S. Freed Vice President Age: 47	Since 2001	Vice President of all the DFA Entities.
Jeremy P. Freeman Vice President Age: 38	Since 2009

Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).

Mark R. Gochnour Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Henry F. Gray Vice President Age: 42	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
John T. Gray Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Darla Hastings Vice President Age: 54	Since 2007

Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie Henderson Vice President and Fund Controller Age: 35	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).
Kevin Hight Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).
Christine W. Ho Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.
Jeff J. Jeon Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. Counsel of Dimensional (since September 2001).
Patrick M. Keating Vice President Age: 54	Since 2003

Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since April 2001).
Michael F. Lane Vice President Age: 42	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).
Kristina M. LaRusso Vice President Age: 34	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).
Inmoo Lee Vice President Age: 43	Since 2007

Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 38	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Aaron M. Marcus Vice President & Head of Global Human Resources Age: 39	Since 2008

Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 52	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 45	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Formerly, Assistant Secretary of all DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Christian Newton Vice President Age: 34	Since 2009

Vice President of all DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (Since January 2008). Formerly Design Manager (2005-2008) and Web Developer (2002-2005) of Dimensional Fund Advisors LP.

Gerard K. O’Reilly Vice President Age: 32	Since 2007

Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Daniel C. Ong Vice President Age: 35	Since 2009

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005). Prior to 2005, Graduate Student at the University of Chicago Booth School of Business (2003-2005).

Carmen Palafox Vice President Age: 35	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).
Sonya Park Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
David A. Plecha Vice President Age: 48	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd
Ted Randall Vice President Age: 36	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
L. Jacobo Rodriguez Vice President Age: 38	Since 2005

Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.
Bruce A. Simmons Vice President Age: 44	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007); Vice President Business Development at CUADPRO Marketing (July 2003-September 2005).

Ted R. Simpson Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Grady M. Smith Vice President Age: 53	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.
Carl G. Snyder Vice President Age: 46	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Lawrence R. Spieth Vice President Age: 61	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.
Bradley G. Steiman Vice President Age: 36	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Robert C. Trotter Vice President Age: 51	Since 2009	Vice President of all the DFA Entities. Senior Manager Technology for Dimensional Fund Advisors LP (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 43	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Sunil Wahal Vice President Age: 42	Since 2009

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-January 2009); Consultant to Dimensional Fund Advisors LP (September 2005-July 2008); Jack D. Furst Professor of Finance at Arizona State University, WP Carey School of Business (July 2005-July 2008); Associate Professor of Finance at Goizueta Business School, Emory University (1997-2005).

Brian J. Walsh Vice President Age: 39	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004). Formerly, Trader for Dimensional Fund Advisors LP (1997-2004).
Carol W. Wardlaw Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Weston J. Wellington Vice President Age: 58	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Vice President Age: 64	Since 2001

Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada ULC (since June 2003).

Ryan Wiley Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).
Paul E. Wise Vice President Age: 54	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2008 to October 31, 2009, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Distributions(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Foreign Source Income(4)	Qualifying Interest Income(5)	Qualifying Short-Term Capital Gain(6)
Emerging Markets Value Portfolio	13%	6%	81%	100%	100%	100%	—	—	100%	100%

Dimensional Emerging Markets Value Fund
Dimensional Emerging Markets Value Fund	39%	—	61%	100%	100%	100%	5%	106%	100%	100%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of ordinary income (i.e. the sum of short-term capital gain and net investment income) distributions made during the period.

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees
Fiscal Year Ended October 31, 2009: $21,565
Fiscal Year Ended October 31, 2008: $20,333

(b)	Audit-Related Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2009: $1,172
Fiscal Year Ended October 31, 2008: $1,215

For fiscal years ended October 31, 2009 and October 31, 2008, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2009: $158,695
Fiscal Year Ended October 31, 2008: $165,000

For the fiscal years ended October 31, 2009 and October 31, 2008, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)	Tax Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2009: $16,557
Fiscal Year Ended October 31, 2008: $18,027

Tax Fees included, for the fiscal years ended October 31, 2009 and October 31, 2008, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees
	Fees for Registrant	Fiscal Year Ended October 31, 2009: $0

Fiscal Year Ended October 31, 2008: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-

audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2009 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2009: $530,954

Fiscal Year Ended October 31, 2008: $634,991

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.

††	Securities have generally been fair valued. See Note B to Financial Statements.

*	Non-Income Producing Securities.

#	Total or Partial Securities on Loan.

@	Security purchased with cash proceeds from Securities on Loan.

§	Affiliated Fund.

—	Amounts designated as — are either zero or rounded to zero.

1

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2009

	Shares	Value††
COMMON STOCKS — (85.6%)
BRAZIL — (5.5%)
*Acucar Guarani SA	1,508,100	$3,929,484
*Agra Empreendimentos Imobiliarios SA	2,572,015	6,906,012
Banco ABC Brasil SA	647,946	3,656,099
Banco Alfa de Investimento SA	98,700	458,314
*Banco Cruzeiro do Sul SA	10,000	58,015
Banco Daycoval SA	540,450	2,807,174
Banco do Estado do Rio Grande do Sul SA	1,011,980	6,434,024
Banco Industrial e Comercial SA	1,292,200	8,120,262
Banco Panamericano SA	1,106,800	4,146,730
Banco Pine SA	285,300	1,672,996
Banco Sofisa SA	715,300	2,249,524
Bematech SA	391,800	1,846,015
BM&F Bovespa SA	13,089,600	84,336,376
*BR Malls Participacoes SA	449,200	4,816,864
Brasil Brokers Participacoes SA	4,600	15,929
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	2,988,700	1,730,514
*BRF - Brasil Foods SA	131,400	3,167,883
*BRF - Brasil Foods SA ADR	106,991	5,175,157
Brookfield Incorporacoes SA	2,757,400	10,456,081
Camargo Correa Desenvolvimento Imobiliario SA	631,700	1,990,199
*Cia Providencia Industria e Comercio SA	229,050	734,635
Cia Vale do Rio Doce	290,000	7,392,100
*Construtora Tenda SA	1,079,700	3,217,771
*Cosan SA Industria e Comercio	1,937,900	20,516,482
*CR2 Empreendimentos Imobiliarios SA	57,300	219,559
Cremer SA	354,225	2,815,140
*Duratex SA	2,716,944	18,816,256
*Empresa Brasileira de Aeronautica SA ADR	1,195,061	24,199,985
Eternit SA	630,320	2,755,145
Even Construtora e Incorporadora SA	1,219,620	4,278,640
EZ Tec Empreendimentos e Participacoes SA	878,300	3,470,123
*Ferbasa-Ferro Ligas da Bahia SA	385,565	2,554,237
*Fertilizantes Heringer SA	120,200	682,334
Financeira Alfa SA	36,400	72,321
Gafisa SA	1,549,100	22,951,584
#Gafisa SA ADR	168,277	5,012,972
*General Shopping Brasil SA	300,930	1,216,293
Gerdau SA	1,869,600	21,385,354
Globex Utilidades SA	45,131	206,236
#Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	990,326
Grendene SA	1,152,945	5,163,906
Guararapes Confeccoes SA	24,900	596,492
*Helbor Empreendimentos SA	25,100	156,733
*IdeiasNet SA	1,004,700	2,994,252
Iguatemi Empresa de Shopping Centers SA	358,760	5,305,233
Industrias Romi SA	626,500	4,427,750
*Inpar SA	1,245,250	2,650,822
#Itau Unibanco Holding SA ADR	808,861	15,481,596
JBS SA	3,909,700	21,572,595
JHSF Participacoes SA	1,733,800	3,484,135
*Kepler Weber SA	6,222,700	1,165,697
*Klabin Segall SA	420,300	1,133,302
Kroton Educacional SA	191,332	2,039,745
*Log-in Logistica Intermodal SA	751,000	3,546,957
M Dias Branco SA	167,100	3,602,667
*Magnesita Refratarios SA	1,148,796	8,412,505
*Magnesita Refratarios SA	193,510	1,439,022
*Marfrig Alimentos SA	458,500	5,244,536

2

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Medial Saude SA	542,500	$4,434,605
*Metalfrio Solutions SA	100,200	580,177
*Minerva SA	438,400	1,537,984
MPX Energia SA	386,000	5,212,841
Multiplan Empreendimentos Imobiliarios SA	132,900	2,012,059
Obrascon Huarte Lain Brasil SA	271,800	4,320,163
Parana Banco SA	83,700	446,628
*Paranapanema SA	761,267	2,912,659
PDG Realty SA Empreendimentos e Participacoes	1,302,400	10,868,120
*Plascar Participacoes Industriais SA	1,198,400	1,421,807
Porto Seguro SA	327,900	3,460,298
*Profarma Distribuidora de Produtos Farmaceuticos SA	45,825	415,432
Rodobens Negocios Imobiliarios SA	181,150	1,891,092
Rossi Residencial SA	1,678,700	11,082,698
Sao Carlos Empreendimentos e Participacoes SA	80,800	756,812
*Sao Martinho SA	409,050	4,017,124
*SLC Agricola SA	17,000	123,524
*Springs Global Participacoes SA	71,600	204,444
Sul America SA	467,095	10,977,369
*TRISUL SA	59,000	168,801
Universo Online SA	479,100	2,814,876
Usinas Siderurgicas de Minas Gerais SA	1,025,500	25,206,715
*Votorantim Celulose e Papel SA	238,670	3,269,251

TOTAL BRAZIL		484,014,569

CHILE — (2.4%)
*Almendral SA	1,120,749	108,180
Banco de Credito e Inversiones SA Series A	128,959	3,738,463
CAP SA	35,611	927,113
Cementos Bio-Bio SA	665,307	1,403,416
*Centros Comerciales Sudamericanos SA	3,680,515	11,436,319
Cintac SA	153,487	66,777
Compania Cervecerias Unidas SA	143,000	1,007,531
Compania de Consumidores de Gas Santiago SA	155,648	697,697
Compania General de Electricidad SA	883,589	5,566,636
*Compania SudAmericana de Vapores SA	9,901,043	8,127,638
CorpBanca SA	1,149,930,134	7,796,871
CorpBanca SA ADR	400	13,280
Cristalerias de Chile SA	264,624	3,000,351
Embotelladora Andina SA Series A ADR	42,895	643,425
Empresa Nacional de Electricidad SA	33,756	52,116
Empresa Nacional de Telecomunicaciones SA	38,909	517,392
Empresas CMPC SA	1,375,219	49,245,765
Empresas Copec SA	2,027,911	27,293,822
*Empresas Iansa SA	22,761,793	1,650,493
Enersis SA	31,903,095	11,339,584
Enersis SA Sponsored ADR	2,873,037	50,795,294
Industrias Forestales SA	3,436,382	809,017
*Inversiones Aguas Metropolitanas SA	2,043,020	2,414,146
Inversiones Frimetal SA	2,440,814	14,849
Madeco SA	49,034,820	3,186,178
Masisa SA	36,430,742	5,404,059
Minera Valparaiso SA	7,500	226,010
Parque Arauco SA	2,401,968	2,488,601
*Ripley Corp. SA	1,898,893	1,440,255
*Salfacorp SA	472,731	820,012
Sociedad Quimica y Minera de Chile SA Series B	102,357	3,757,299
*Socovesa SA	1,912,357	702,056
Soquimic Comercial SA	198,000	83,906
Vina Concha Y Toro SA Sponsored ADR	7,386	314,644
Vina San Pedro Tarapaca SA	86,964,000	646,968

3

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
Watt’s SA	163,489	$101,613

TOTAL CHILE		207,837,776

CHINA — (12.0%)
Agile Property Holdings, Ltd.	9,004,000	11,501,761
*Aluminum Corp. of China, Ltd.	28,000	30,502
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,825,304
AMVIG Holdings, Ltd.	3,391,100	1,476,885
#Angang Steel Co., Ltd.	6,255,640	11,562,590
*Anton Oilfield Services Group	3,614,000	377,727
#*Asia Cement China Holdings Corp.	2,343,000	1,479,648
Bank of China, Ltd.	180,881,000	104,011,089
Bank of Communications Co., Ltd.	4,991,000	5,973,952
Baoye Group Co., Ltd.	1,326,000	1,020,322
#*Beijing Capital International Airport Co., Ltd.	11,296,000	7,596,437
Beijing Capital Land, Ltd.	5,876,000	2,463,992
Beijing Enterprises Holdings, Ltd.	5,599,500	33,375,390
#Beijing North Star Co., Ltd.	4,538,000	1,675,420
#Bosideng International Holdings, Ltd.	12,174,000	2,158,837
#*Brilliance China Automotive Holdings, Ltd.	13,708,000	2,519,780
#*BYD Electronic International Co., Ltd.	4,256,000	3,962,358
*Casil Energine International (Holdings), Ltd.	4,052,000	476,288
#*Catic Shenzhen Holdings, Ltd.	2,458,000	702,589
*Central China Real Estate, Ltd.	3,020,000	819,703
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	23,611,625
#*China Aerospace International Holdings, Ltd.	8,570,000	1,521,204
China Agri-Industries Holdings, Ltd.	8,878,000	8,504,235
#*China Aoyuan Property Group, Ltd.	7,628,000	1,437,186
China BlueChemical, Ltd.	8,096,878	4,297,629
China Citic Bank	26,638,000	19,872,597
China Coal Energy Co.	2,704,000	3,741,607
*China Communications Services Corp., Ltd.	10,345,382	5,377,903
China Construction Bank Corp.	41,385,000	35,679,319
China COSCO Holdings Co., Ltd.	1,981,500	2,439,727
China Everbright, Ltd.	7,443,600	17,585,039
China Foods, Ltd.	13,581,200	9,955,791
#*China Grand Forestry Green Resources Group, Ltd.	25,060,000	985,472
#China Green (Holdings), Ltd.	3,996,800	3,506,272
China Haidian Holdings, Ltd.	11,853,000	1,177,308
#China Huiyuan Juice Group, Ltd.	2,354,000	1,525,246
China Merchants Holdings (International) Co., Ltd.	2,197,167	7,021,337
*China Mining Resources Group, Ltd.	20,710,000	752,827
China Mobile, Ltd.	4,500	42,185
*China Molybdenum Co., Ltd.	1,686,000	1,386,572
#*China Nickel Resources Holding Co., Ltd.	3,018,000	539,558
*China Oil & Gas Group, Ltd.	3,680,000	373,209
China Oilfield Services, Ltd.	264,000	285,256
China Petroleum and Chemical Corp. (Sinopec)	46,000	38,896
#China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	10,808,203
#China Pharmaceutical Group, Ltd.	12,982,000	7,287,800
#*China Properties Group, Ltd.	3,630,000	1,105,855
*China Railway Construction Corp., Ltd.	2,842,500	3,760,594
#China Rare Earth Holdings, Ltd.	14,431,000	3,122,132
China Resources Enterprise, Ltd.	6,590,000	22,112,860
China Resources Land, Ltd.	3,636,000	8,767,969
*China Resources Microelectronics, Ltd.	17,050,000	446,710
China Shineway Pharmaceutical Group, Ltd.	160,000	225,148
#*China Shipping Container Lines Co., Ltd.	32,569,700	11,655,941
#China Shipping Development Co., Ltd.	894,000	1,263,796
China Starch Holdings, Ltd.	1,315,000	127,419
China Travel International Investment Hong Kong, Ltd.	21,415,000	4,371,548

4

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Unicom Hong Kong, Ltd.	2,354,000	$2,987,211
#China Unicom Hong Kong, Ltd. ADR	3,936,592	49,797,889
China Wireless Technologies, Ltd.	1,300,000	218,764
*China Zenith Chemical Group, Ltd.	13,420,000	319,743
Chongqing Iron and Steel Co., Ltd.	2,686,000	985,150
*Chongqing Machinery & Electric Co., Ltd.	4,172,000	740,029
*CIMC Enric Holdings, Ltd.	132,000	65,369
CITIC Pacific, Ltd.	5,812,000	14,941,162
#*CITIC Resources Holdings, Ltd.	14,486,000	4,052,987
*Clear Media, Ltd.	555,000	246,015
CNPC Hong Kong, Ltd.	40,880,000	42,741,026
*Coastal Greenland, Ltd.	4,978,000	408,641
Comba Telecom Systems Holdings, Ltd.	1,671,735	1,709,006
#COSCO International Holdings, Ltd.	3,118,000	1,315,124
COSCO Pacific, Ltd.	16,806,000	23,257,719
Coslight Technology International Group, Ltd.	264,000	526,576
#Country Garden Holdings Co.	19,151,000	7,342,881
Dachan Food Asia, Ltd.	847,000	152,812
#Dalian Port (PDA) Co., Ltd.	13,298,000	4,826,560
Denway Motors, Ltd.	57,266,000	27,411,466
Digital China Holdings, Ltd.	1,927,000	1,973,845
Dongfeng Motor Corp.	28,888,000	34,382,337
*Dongyue Group	448,000	45,921
#Dynasty Fine Wines Group, Ltd.	9,454,600	2,447,059
First Tractor Co., Ltd.	968,000	395,822
#Fosun International, Ltd.	8,032,000	5,450,543
Franshion Properties China, Ltd.	18,304,000	5,094,856
#*FU JI Food & Catering Services	1,275,000	1,250,290
*Fufeng Group, Ltd.	2,090,000	1,071,230
*Fushan International Energy Group, Ltd.	1,880,000	1,443,132
#Geely Automobile Holdings, Ltd.	41,421,900	14,977,182
#Global Bio-Chem Technology Group Co., Ltd.	24,527,400	6,001,247
*Goldbond Group Holdings, Ltd.	530,000	33,933
Goldlion Holdings, Ltd.	655,000	166,595
*GOME Electrical Appliances Holdings, Ltd.	1,721,040	504,144
Great Wall Motor Co., Ltd.	3,555,000	3,992,805
Great Wall Technology Co., Ltd.	1,178,000	370,403
#Greentown China Holdings, Ltd.	3,766,000	5,445,428
#Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,379,236
Guangzhou Investment Co., Ltd.	23,938,000	6,384,641
Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,877,314
Guangzhou R&F Properties Co., Ltd.	975,200	1,827,358
#Hainan Meilan International Airport Co., Ltd.	1,891,000	1,516,523
Haitian International Holdings, Ltd.	724,000	321,206
#Harbin Power Equipment Co., Ltd.	6,500,000	6,038,107
Hengdeli Holdings, Ltd.	814,000	265,044
*Hidili Industry International Development, Ltd.	4,722,000	4,844,072
#HKC (Holdings), Ltd.	15,023,800	1,178,752
#*Honghua Group, Ltd.	7,280,000	1,506,462
#Hopson Development Holdings, Ltd.	4,790,000	8,334,276
*Hua Han Bio-Pharmaceutical Holdings, Ltd.	796,000	141,207
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	2,658,091
*Industrial & Commercial Bank of China, Ltd.	19,791,000	15,746,016
#Intime Department Store Group Co., Ltd.	2,341,000	1,638,915
#Ju Teng International Holdings, Ltd.	4,064,000	3,218,112
*Kai Yuan Holdings, Ltd.	9,600,000	392,197
*Kasen International Holdings, Ltd.	172,000	42,909
Kingboard Chemical Holdings, Ltd.	1,918,500	7,721,790
#Kingboard Laminates Holdings, Ltd.	2,197,000	1,528,117
*Kingway Brewery Holdings, Ltd.	426,000	70,974
KWG Property Holding, Ltd.	7,797,000	5,583,362

5

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Lai Fung Holdings, Ltd.	9,071,000	$301,535
Lenovo Group, Ltd.	12,376,000	6,978,287
Lianhua Supermarket Holdings Co., Ltd.	1,352,000	2,902,955
#*Lingbao Gold Co., Ltd.	1,520,000	554,612
#Lonking Holdings, Ltd.	3,010,000	1,733,744
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	13,907,116
*Media China Corp., Ltd.	19,100,000	140,734
*Min Xin Holdings, Ltd.	668,000	293,779
*Mingyuan Medicare Development Co., Ltd.	4,861,900	606,358
*Minmetals Resources, Ltd.	3,732,000	988,297
Minth Group, Ltd.	2,270,000	2,357,325
*Nan Hai Corp., Ltd.	18,400,000	260,942
*Nanjing Panda Electronics Co., Ltd.	70,000	18,488
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,729
NetDragon Websoft, Inc.	1,191,000	735,475
#*New World China Land, Ltd.	5,693,600	2,269,377
#Nine Dragons Paper Holdings, Ltd.	15,852,000	22,586,912
#*Oriental Ginza Holdings, Ltd.	804,000	291,764
#PetroChina Co., Ltd. ADR	32,000	3,841,280
#*PICC Property & Casualty Co., Ltd.	5,992,000	4,421,028
#Poly Hong Kong Investment, Ltd.	6,160,000	7,048,405
Qin Jia Yuan Media Services Co., Ltd.	2,093,450	444,517
Qingling Motors Co., Ltd.	12,306,000	2,586,039
Qunxing Paper Holdings Co., Ltd.	1,301,000	523,394
*Regent Manner International, Ltd.	1,106,000	384,354
*Scud Group, Ltd.	752,000	90,815
*Semiconductor Manufacturing International Corp.	48,688,000	2,409,450
#*Semiconductor Manufacturing International Corp. ADR	892,564	2,160,005
*Shandong Chenming Paper Holdings, Ltd.	1,687,500	1,180,733
Shandong Molong Petroleum Machinery Co., Ltd.	2,204,000	306,905
#Shanghai Forte Land Co., Ltd.	5,026,000	1,531,235
Shanghai Industrial Holdings, Ltd.	7,759,000	36,449,823
Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,406,000	1,650,201
Shanghai Prime Machinery Co., Ltd.	3,728,000	668,180
*Shanghai Zendai Property, Ltd.	11,010,000	456,494
Shenzhen International Holdings, Ltd.	39,207,500	2,741,529
Shenzhen Investment, Ltd.	12,964,000	5,122,564
Shenzhou International Group	1,192,000	1,271,155
#Shimao Property Holdings, Ltd.	13,759,500	25,594,065
#Shougang Concord International Enterprises Co., Ltd.	18,544,000	3,192,986
#Shui On Land, Ltd.	18,442,338	11,178,618
Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,235,000	913,728
#Sino Biopharmaceutical, Ltd.	1,958,666	679,554
#*Sino Union Petroleum & Chemical International, Ltd.	10,440,000	889,608
SinoCom Software Group, Ltd.	1,602,000	178,245
#Sinofert Holdings, Ltd.	12,038,000	5,942,464
#Sinolink Worldwide Holdings, Ltd.	9,384,000	1,800,137
#Sino-Ocean Land Holdings, Ltd.	15,008,239	14,576,566
Sinopec Kantons Holdings, Ltd.	9,174,300	3,277,096
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	142,846	5,622,419
Sinotrans, Ltd.	26,720,000	7,003,430
#*Sinotruk Hong Kong, Ltd.	2,666,500	3,170,615
#Skyworth Digital Holdings, Ltd.	6,596,000	3,712,874
#*Soho China, Ltd.	13,865,000	7,450,604
*Solargiga Energy Holdings, Ltd.	46,000	10,644
SPG Land Holdings, Ltd.	1,723,000	972,926
#*SRE Group, Ltd.	15,566,000	1,773,453
#*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,945,655
#Tian An China Investments Co., Ltd.	7,396,000	4,521,953
*Tiangong International Co., Ltd.	237,000	82,906
Tianjin Capital Environmental Protection Group Co., Ltd.	782,000	219,660

6

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Tianjin Port Development Holdings, Ltd.	3,092,000	$1,147,028
*Tomson Group, Ltd.	1,510,000	682,272
TPV Technology, Ltd.	6,112,000	3,955,966
#Travelsky Technology, Ltd.	8,035,000	6,856,948
*United Energy Group, Ltd.	704,000	37,026
#Vinda International Holdings, Ltd.	1,240,000	796,432
#Weiqiao Textile Co., Ltd.	1,990,500	1,388,822
Wuyi International Pharmaceutical Co., Ltd.	1,207,500	117,444
Xiamen International Port Co., Ltd.	4,892,000	908,618
Xingda International Holdings, Ltd.	2,936,000	1,461,314
#Xinjiang Xinxin Mining Industry Co., Ltd.	3,876,000	2,058,050
#*Xiwang Sugar Holdings Co., Ltd.	683,736	159,959
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	577,900	8,841,870
*Yip’s Chemical Holdings, Ltd.	376,000	260,740
*Zhejiang Glass Co., Ltd.	437,000	114,932
Zhong An Real Estate, Ltd.	2,563,000	972,261

TOTAL CHINA		1,050,921,555

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	68,500	1,727,859
Komercni Banka A.S.	30,022	5,887,338
Pegas Nonwovens SA	102,342	2,404,107
Telefonica 02 Czech Republic A.S.	559,120	13,173,477
*Unipetrol A.S.	1,250,841	9,338,596

TOTAL CZECH REPUBLIC		32,531,377

HUNGARY — (2.2%)
*Danubius Hotel & Spa NYRT	136,180	2,509,491
Egis Gyogyszergyar NYRT	57,430	6,054,336
*FHB Mortgage Bank NYRT	5,300	34,804
*Fotex Holding SE Co., Ltd.	913,849	2,034,017
#*MOL Hungarian Oil & Gas NYRT	818,138	68,350,657
#*OTP Bank NYRT	3,901,786	109,716,230
*Pannonplast NYRT	520,975	2,150,578
Tisza Chemical Group NYRT	237,913	3,811,516

TOTAL HUNGARY		194,661,629

INDIA — (10.7%)
*3i Infotech, Ltd.	422,692	735,261
*ACC, Ltd.	8,174	128,695
Adani Enterprises, Ltd.	10,670	160,959
Aditya Birla Nuvo, Ltd.	321,897	5,348,122
Agro Tech Foods, Ltd.	67,700	349,570
Alembic, Ltd.	619,600	585,733
Allahabad Bank, Ltd.	1,091,889	2,744,771
Alok Industries, Ltd.	5,246,255	2,121,774
Ambuja Cements, Ltd.	5,354,209	10,029,802
Amtek Auto, Ltd.	716,113	2,623,167
*Anant Raj Industries, Ltd.	15,014	41,121
Andhra Bank	1,052,102	2,489,072
Apollo Hospitals Enterprise, Ltd.	214,765	2,417,346
Apollo Tyres, Ltd.	1,676,970	1,689,817
*Arvind Mills, Ltd.	1,526,154	1,091,670
*Ashapura Minechem, Ltd.	36,874	28,451
Ashok Leyland, Ltd.	6,240,668	5,939,778
*Asian Hotels, Ltd.	2,100	18,720
Aurobindo Pharma, Ltd.	308,107	4,861,840
Avaya GlobalConnect, Ltd.	5,325	17,743
Axis Bank, Ltd.	1,200,257	22,860,893
Bajaj Auto Finance, Ltd.	90,482	484,594

7

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bajaj Finserv, Ltd.	66,284	$429,805
Bajaj Hindusthan, Ltd.	838,582	3,460,397
Bajaj Holdings & Investment, Ltd.	299,410	3,074,279
Ballarpur Industries, Ltd.	2,658,186	1,238,022
Balmer Lawrie & Co., Ltd.	48,430	487,425
Balrampur Chini Mills, Ltd.	1,820,136	5,701,237
*Bank of India, Ltd.	30,000	210,223
Bank of Maharashtra, Ltd.	933,918	848,155
Bank of Rajasthan, Ltd.	527,425	874,993
Bata India, Ltd.	43,586	155,314
BEML, Ltd.	133,202	2,610,897
Bengal & Assam Co., Ltd.	9,237	27,535
Bharat Forge, Ltd.	904,484	4,734,304
Bharati Shipyard, Ltd.	30,210	99,967
Bhushan Steel & Strips, Ltd.	189,156	4,597,071
Biocon, Ltd.	558,142	2,900,960
Birla Corp., Ltd.	75,445	475,150
Blue Star Infotech, Ltd.	10,194	18,886
Bombay Dyeing & Manufacturing Co., Ltd.	6,132	49,419
Bombay Rayon Fashions, Ltd.	252,000	992,058
Cadila Healthcare, Ltd.	19,500	232,176
*Cairn India, Ltd.	2,477,483	13,723,045
*Canara Bank, Ltd.	48,691	349,673
Century Enka, Ltd.	54,052	212,348
Century Textiles & Industries, Ltd.	345,830	3,215,759
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,337,570
City Union Bank, Ltd.	839,100	476,436
Clariant Chemicals (India), Ltd.	2,398	18,851
Coromandel International, Ltd.	136,536	612,780
Cranes Software International, Ltd.	313,759	255,143
Cummins India, Ltd.	50,000	395,149
Dalmia Cement (Bharat), Ltd.	28,800	87,383
DCM Shriram Consolidated, Ltd.	210,988	227,098
Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	711,955
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	523,779
DLF, Ltd.	89,326	694,195
Dr. Reddy’s Laboratories, Ltd.	617,398	13,192,091
E.I.D. - Parry (India), Ltd.	357,212	2,316,109
Edelweiss Capital, Ltd.	42,687	418,380
Eicher Motors, Ltd.	23,810	250,280
EIH, Ltd.	881,287	2,283,707
Elder Pharmaceuticals, Ltd.	97,715	551,311
Electrosteel Casings, Ltd.	513,690	439,999
Elgi Equipments, Ltd.	47,790	72,448
*Escorts, Ltd.	388,991	864,340
Essel Propack, Ltd.	442,637	392,125
Everest Industries, Ltd.	9,843	25,146
FAG Bearings (India), Ltd.	500	5,094
FDC, Ltd.	179,858	216,184
Federal Bank, Ltd.	1,334,943	6,716,193
Financial Technologies (India), Ltd.	87,301	2,163,145
Finolex Cables, Ltd.	537,055	578,772
Finolex Industries, Ltd.	695,629	700,407
*Firstsource Solutions, Ltd.	462,206	332,739
*Fortis Healthcare, Ltd.	659,766	1,412,753
GAIL India, Ltd.	700,109	5,144,797
*Gammon India, Ltd.	377,404	1,818,505
Geodesic, Ltd.	288,760	679,552
Gitanjali Gems, Ltd.	513,757	1,242,339
GlaxoSmithKline Consumer Healthcare, Ltd.	109	2,790
Godfrey Phillips India, Ltd.	784	28,919

8

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Godrej Industries, Ltd.	106,644	$399,757
*Goetze (India), Ltd.	9,195	22,691
Graphite India, Ltd.	89,000	117,933
Great Eastern Shipping Co., Ltd.	645,773	3,256,543
Great Offshore, Ltd.	162,012	1,760,616
*GTL Infrastructure, Ltd.	691,128	439,806
GTL, Ltd.	525,227	3,704,349
Gujarat Alkalies & Chemicals, Ltd.	421,803	1,017,717
Gujarat Fluorochemicals, Ltd.	101,490	295,571
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,264,482
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,671,866
*Gujarat State Petronet, Ltd.	605,003	1,031,666
H.E.G., Ltd.	129,459	699,709
HCL Infosystems, Ltd.	496,002	1,604,786
HCL Technologies, Ltd.	1,246,145	7,980,522
HDFC Bank, Ltd.	188,976	6,438,069
Hexaware Technologies, Ltd.	1,162,865	1,875,833
Hindalco Industries, Ltd.	6,208,588	15,877,505
Hinduja Global Solutions, Ltd.	65,909	725,006
Hinduja Ventures, Ltd.	65,909	420,539
Hindustan Construction Co., Ltd.	803,483	2,115,384
Hotel Leelaventure, Ltd.	1,357,335	973,665
*Housing Development & Infrastructure, Ltd.	1,047,863	6,943,901
ICI India, Ltd.	47,767	581,622
ICICI Bank, Ltd. Sponsored ADR	3,310,395	104,111,923
ICSA (India), Ltd.	290,435	1,096,681
IDBI Bank, Ltd.	2,354,413	5,643,301
India Cements, Ltd.	2,016,703	4,681,611
India Infoline, Ltd.	1,395,726	3,763,033
Indiabulls Financial Services, Ltd.	1,556,730	5,457,098
*Indiabulls Real Estate, Ltd.	2,924,244	15,278,584
Indiabulls Securities, Ltd.	6,234	6,022
Indian Hotels Co., Ltd.	3,531,468	5,486,119
Indian Oil Corp., Ltd.	17,596	117,100
Indian Overseas Bank	995,564	2,120,541
*Indo Rama Synthetics (India), Ltd.	202,314	132,436
IndusInd Bank, Ltd.	1,771,067	4,340,303
INEIS ABS India, Ltd.	28,114	97,210
*Infotech Enterprises, Ltd.	10,576	53,122
Infrastructure Development Finance Co., Ltd.	5,874,988	18,129,843
ING Vysya Bank, Ltd.	190,329	1,136,997
Ipca Laboratories, Ltd.	94,786	1,815,838
IVRCL Infrastructures & Projects, Ltd.	1,432,050	10,430,086
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	377,835
Jammu & Kashmir Bank, Ltd.	233,400	2,772,958
JBF Industries, Ltd.	35,983	65,995
*Jet Airways (India), Ltd.	244,572	1,942,729
Jindal Poly Films, Ltd.	21,594	133,980
Jindal Saw, Ltd.	233,794	3,414,962
JK Tyre and Industries, Ltd.	158,673	494,910
*JSL, Ltd.	726,612	1,513,346
JSW Steel, Ltd.	1,091,845	17,301,667
Jubilant Organosys, Ltd.	235,268	1,161,649
*Kalpataru Power Transmission, Ltd.	1,000	19,574
Karnataka Bank, Ltd.	466,505	1,280,787
Karur Vysya Bank, Ltd.	135,412	1,115,303
Kesoram Industries, Ltd.	204,223	1,458,313
Kirloskar Oil Engines, Ltd.	458,360	1,218,254
Kotak Mahindra Bank, Ltd.	74,000	1,106,062
KS Oils, Ltd.	1,831,255	2,461,956
Lakshmi Machine Works, Ltd.	3,835	109,115

9

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Landmark Property Development Co., Ltd.	246,234	$26,420
LIC Housing Finance, Ltd.	518,887	8,112,246
*Madras Cements, Ltd.	16,539	37,425
Mahanagar Telephone Nigam, Ltd. ADR	7,294	21,226
Maharashtra Scooters, Ltd.	4,450	16,634
Maharashtra Seamless, Ltd.	70,749	488,761
*Mahindra & Mahindra Financial Services, Ltd.	5,034	26,610
Mahindra & Mahindra, Ltd.	1,184,703	22,923,861
Mahindra Lifespace Developers, Ltd.	92,412	625,343
Maruti Suzuki India, Ltd.	532,739	15,740,701
Mastek, Ltd.	83,250	514,909
*MAX India, Ltd.	3,100	11,604
McLeod Russel India, Ltd.	637,181	2,753,197
Mercator Lines, Ltd.	1,524,731	1,537,689
Merck, Ltd.	29,241	322,705
Monnet Ispat, Ltd.	85,565	671,811
Monsanto India, Ltd.	252	8,042
Moser Baer (India), Ltd.	1,516,872	2,406,261
MRF, Ltd.	17,453	1,945,670
*Mukand, Ltd.	324,653	314,753
Nagarjuna Construction Co., Ltd.	1,407,751	4,352,359
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	752,510
Nahar Capital & Financial Services, Ltd.	50,449	51,814
Nahar Spinning Mills, Ltd.	33,942	40,949
National Aluminium Co., Ltd.	32,056	243,388
Navneet Publications (India), Ltd.	296,850	242,368
NIIT Technologies, Ltd.	342,060	977,740
NIIT, Ltd.	1,018,749	1,278,874
Nirma, Ltd.	374,728	1,390,932
NOCIL, Ltd.	981,740	469,990
OCL India, Ltd.	82,078	189,059
*Oracle Financial Services Software, Ltd.	400	17,873
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,438,144
Orient Paper & Industries, Ltd.	53,000	48,142
Oriental Bank of Commerce	377,448	1,908,476
*Panacea Biotec, Ltd.	54,056	169,475
*Parsvnath Developers, Ltd.	365,608	806,161
Patel Engineering, Ltd.	17,847	169,840
Patni Computer Systems, Ltd.	690,149	6,460,881
Patni Computer Systems, Ltd. ADR	55,441	1,067,239
Petronet LNG, Ltd.	2,943,666	4,008,987
Polaris Software Lab, Ltd.	396,842	1,306,593
Power Finance Corp., Ltd.	129,000	600,694
Prism Cements, Ltd.	358,139	301,516
PSL, Ltd.	62,792	184,489
PTC India, Ltd.	1,726,945	3,686,813
Punj Lloyd, Ltd.	1,229,016	5,217,930
Rain Commodities, Ltd.	215,083	675,750
Rallis India, Ltd.	8,213	155,313
*Ranbaxy Laboratories, Ltd.	996,377	8,207,098
*Raymond, Ltd.	340,181	1,303,985
REI Agro, Ltd.	1,058,470	999,277
Rei Six Ten Retail, Ltd.	439,400	1,362,909
Reliance Capital, Ltd.	923,214	14,437,643
Reliance Communications, Ltd.	5,398,403	19,909,440
*Reliance Industries, Ltd.	4,193,665	169,675,160
*Reliance Media World, Ltd.	20,606	4,431
*Reliance MediaWorks, Ltd.	2,940	15,570
*Reliance Power, Ltd.	3,070,011	8,961,783
Rolta India, Ltd.	1,217,326	4,421,891
Ruchi Soya Industries, Ltd.	1,172,211	1,957,613

10

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*S.Kumars Nationwide, Ltd.	1,242,979	$1,095,745
*SEAMEC, Ltd.	51,335	219,267
Shriram Transport Finance Co., Ltd.	151,058	1,253,027
SKF India, Ltd.	15,701	89,474
*Sona Koyo Steering Systems, Ltd.	118,568	39,033
South India Bank, Ltd.	600,569	1,668,852
SREI Infrastructure Finance, Ltd.	818,844	1,228,409
SRF, Ltd.	266,306	1,036,654
State Bank of India, Ltd.	431,410	19,905,095
#Sterlite Industries (India), Ltd. ADR	720,522	11,362,632
Sterlite Industries (India), Ltd. Series A	1,436,564	23,230,515
Sterlite Technologies, Ltd.	274,890	1,612,904
*Strides Arcolab, Ltd.	126,300	417,794
Sundram Fastners, Ltd.	38,520	38,129
*Suzlon Energy, Ltd.	3,384,835	4,731,835
Syndicate Bank	1,422,728	2,594,753
Tanla Solutions, Ltd.	617,458	769,668
Tata Chemicals, Ltd.	763,975	4,227,110
#Tata Communications, Ltd. ADR	20,500	312,215
Tata Investment Corp., Ltd.	57,960	535,026
*Tata Metaliks, Ltd.	4,758	9,646
Tata Motors, Ltd.	1,420,249	16,745,773
Tata Steel, Ltd.	2,571,275	25,415,812
Tata Tea, Ltd.	270,866	4,918,099
*Teledata Marine Solutions	267,258	194,902
Trent, Ltd.	14,497	205,196
Triveni Engineering & Industries, Ltd.	240,000	516,309
Tube Investments of India, Ltd.	642,055	805,050
TVS Motor Co., Ltd.	1,082,101	1,230,668
*Ucal Fuel Systems, Ltd.	22,332	26,361
Unichem Laboratories, Ltd.	79,600	428,362
Union Bank of India, Ltd.	752,656	4,151,534
Unitech, Ltd.	236,181	404,671
United Phosphorus, Ltd.	530,310	1,608,254
Usha Martin, Ltd.	1,017,075	1,348,860
*Uttam Galva Steels, Ltd.	305,386	747,578
Vardhman Textiles, Ltd.	93,334	299,213
Varun Shipping Co., Ltd.	549,032	617,950
Videocon Industries, Ltd.	782,287	3,651,226
Videsh Sanchar Nigam, Ltd.	727,705	5,957,168
Welspun-Gujarat Stahl Rohren, Ltd.	824,452	4,425,282
*Wire & Wireless India, Ltd.	908,763	314,074
*Wockhardt, Ltd.	318,515	1,142,653
*Yes Bank, Ltd.	407,120	2,013,357
Zee Entertainment Enterprises, Ltd.	1,849,519	8,970,581
Zee News, Ltd.	502,733	547,471
Zuari Industries, Ltd.	127,958	1,086,288
Zydus Wellness, Ltd.	3,357	12,090

TOTAL INDIA		939,882,774

INDONESIA — (2.7%)
*PT Agis Tbk	2,012,000	19,483
PT Asahimas Flat Glass Tbk	5,333,500	999,970
PT Astra International Tbk	9,546,400	30,713,599
*PT Bakrie & Brothers Tbk	683,539,250	6,940,306
*PT Bakrieland Development Tbk	343,219,020	9,637,792
*PT Bank Bukopin Tbk	13,923,000	551,708
PT Bank Danamon Indonesia Tbk	1,687,803	787,370
*PT Bank Negara Indonesia Persero Tbk	5,000,000	948,403
*PT Bank Pan Indonesia Tbk	121,357,326	9,743,166
PT Berlian Laju Tanker Tbk	69,965,733	5,112,550

11

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Bhakti Investama Tbk	60,568,175	$1,205,071
PT Budi Acid Jaya Tbk	14,289,000	354,962
PT Bumi Resources Tbk	158,328,500	38,115,617
*PT Central Proteinaprima Tbk	178,071,500	1,225,821
*PT Charoen Pokphand Indonesia Tbk	31,047,166	6,475,350
*PT Ciputra Development Tbk	34,150,000	2,207,522
*PT Ciputra Surya Tbk	17,718,000	1,037,762
PT Clipan Finance Indonesia Tbk	3,636,000	73,375
*PT Davomas Adabi Tbk	139,739,500	1,068,166
*PT Dynaplast Tbk	3,040,000	254,660
*PT Energi Mega Persada Tbk	118,163,282	3,416,983
*PT Ever Shine Textile Tbk	19,347,215	127,631
*PT Gajah Tunggal Tbk	225,000	9,504
*PT Global Mediacom Tbk	96,453,500	2,183,762
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	9,750,750
*PT Hero Supermarket Tbk	220,000	92,147
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,474,000	4,898,798
PT Indofood Sukses Makmur Tbk	69,331,500	21,911,451
*PT International Nickel Indonesia Tbk	35,816,500	14,842,705
PT Jaya Real Property Tbk	25,528,000	1,884,528
PT Kalbe Farma Tbk	30,353,500	3,806,789
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,271,298
PT Lautan Luas Tbk	2,102,000	168,773
*PT Lippo Karawaci Tbk	123,916,750	8,382,244
*PT Matahari Putra Prima Tbk	35,296,900	3,255,686
PT Mayorah Indah Tbk	8,807,572	2,701,677
PT Medco Energi International Tbk	28,604,500	7,994,507
*PT Mitra Rajasa Tbk	4,697,000	182,531
*PT Panasia Indosyntec Tbk	403,200	9,922
*PT Panin Insurance Tbk	30,688,500	709,556
*PT Panin Life Tbk	183,439,000	2,364,639
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,811,000	1,443,972
PT Ramayana Lestari Sentosa Tbk	8,312,500	482,346
*PT Sampoerna Agro Tbk	1,385,000	327,224
PT Samudera Indonesia Tbk	415,500	176,100
PT Selamat Semp Tbk	10,624,000	767,598
PT Semen Gresik Tbk	6,156,910	4,351,112
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,615,120
PT Summarecon Agung Tbk	60,663,000	3,614,750
*PT Sunson Textile Manufacturer Tbk	6,012,000	157,382
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	38,869
*PT Suryainti Permata Tbk	17,378,000	189,516
PT Tigaraksa Satria Tbk	165,200	5,449
PT Timah Tbk	23,462,500	4,685,562
PT Trimegah Sec Tbk	34,298,000	646,454
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,686,037
PT Tunas Ridean Tbk	11,363,500	1,788,655
PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	847,469
PT Unggul Indah Cahaya Tbk	371,435	86,539
PT United Tractors Tbk	166	255

TOTAL INDONESIA		232,348,943

ISRAEL — (2.6%)
*Africa-Israel Investments, Ltd.	224,292	2,837,068
*Alvarion, Ltd.	745,931	2,998,462
Ashtrom Properties, Ltd.	135,999	163,286
*AudioCodes, Ltd.	23,091	63,928
*Azorim Investment Development & Construction Co., Ltd.	279,440	1,793,458
*Bank Hapoalim B.M.	13,175,469	48,100,324

12

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Bank Leumi Le-Israel B.M.	12,465,728	$48,684,714
*Bank of Jerusalem, Ltd.	70,475	119,458
*Baran Group, Ltd.	97,587	488,873
*Blue Square-Israel, Ltd.	61,675	624,696
*Clal Industries, Ltd.	882,983	4,504,621
*Clal Insurance Enterprise Holdings, Ltd.	262,245	5,551,684
*Delta-Galil Industries, Ltd.	—	2
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	62,781
Discount Investment Corp.	279,027	6,556,475
*Elbit Medical Imaging, Ltd.	141,338	3,498,454
Electra (Israel), Ltd.	15,789	1,453,489
*Electra Real Estate, Ltd.	72,416	709,312
*Elron Electronic Industries, Ltd.	274,219	1,927,498
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	1,607,079
*First International Bank of Israel, Ltd. (6123815)	289,898	4,199,950
Formula Systems, Ltd.	81,043	868,612
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	160,013	1,294,882
*Granite Hacarmel Investments, Ltd.	142,500	303,558
*Hadera Paper, Ltd.	28,949	1,844,682
*Harel Insurance Investments & Finances, Ltd.	106,397	5,036,305
Industrial Building Corp., Ltd.	794,392	1,392,732
*Israel Cold Storage & Supply Co., Ltd.	7,000	52,647
*Israel Discount Bank, Ltd.	1,168,099	2,229,814
*Israel Petrochemical Enterprises, Ltd.	79,721	250,304
*Israel Steel Mills, Ltd.	97,000	1,008
Ituran Location & Control, Ltd.	47,663	585,478
*Jerusalem Oil Exploration, Ltd.	33,870	527,361
*Kardan Israel, Ltd.	2,237	5,030
*Knafaim Arkia Holdings, Ltd.	110,791	479,275
Koor Industries, Ltd.	115,691	3,317,051
Liberty Properties, Ltd.	3,457	41,443
*Magal Security Systems, Ltd.	18,398	73,506
Makhteshim-Agan Industries, Ltd.	660,126	3,085,366
*Mellanox Technologies, Ltd.	10,882	191,407
*Menorah Mivtachim Holdings, Ltd.	235,237	2,697,007
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	67,182
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	5,054,345
*Miloumor, Ltd.	97,997	6,788
*Minrav Holdings, Ltd.	2,000	121,745
*Mivtach Shamir Holdings, Ltd.	42,661	1,279,158
*Mizrahi Tefahot Bank, Ltd.	1,714,491	13,934,063
*Naphtha Israel Petroleum Corp.	146,351	525,317
*NICE Systems, Ltd. Sponsored ADR	243,089	7,528,466
*OCIF Investments and Development, Ltd.	4,309	28,181
*Oil Refineries, Ltd.	11,090,509	6,091,212
Ormat Industries, Ltd.	1,037,976	9,048,469
*Phoenix Holdings, Ltd. (The)	238,984	602,981
*RADVision, Ltd.	63,955	361,892
*Retalix, Ltd.	235,506	2,582,802
*Scailex Corp., Ltd.	416,611	7,491,610
Super-Sol, Ltd. Series B	476,874	2,256,772
*Team Computer & Systems, Ltd.	2,615	38,868
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	11,167,589
*Union Bank of Israel, Ltd.	456,178	2,083,697

TOTAL ISRAEL		230,494,251

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	148,360
Affin Holdings Berhad	9,611,900	5,711,310

13

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Airasia Berhad	2,630,000	$1,034,101
Al-’Aqar KPJ REIT Berhad	69	20
Alliance Financial Group Berhad	10,967,000	7,836,060
*AMBD Berhad	927,567	131,551
AMMB Holdings Berhad	21,831,262	30,016,248
*Ann Joo Resources Berhad	2,857,200	2,168,583
APM Automotive Holdings Berhad	1,024,700	701,739
Apollo Food Holdings Berhad	109,000	96,503
*Asas Dunia Berhad	350,000	62,010
*Asia Pacific Land Berhad	5,644,300	469,309
*Axiata Group Berhad	74,850	63,745
Bandar Raya Developments Berhad	4,072,000	2,107,535
Batu Kawan Berhad	2,242,250	6,502,311
Berjaya Corp. Berhad	16,866,380	5,778,274
*Berjaya Land Berhad	3,305,000	4,025,377
Bernas Padiberas Nasional Berhad	4,690,300	2,797,425
Bimb Holdings Berhad	2,170,800	709,298
Bina Darulaman Berhad	60,800	17,219
Bolton Properties Berhad	1,277,400	246,047
Boustead Holdings Berhad	4,738,580	4,719,030
Cahya Mata Sarawak Berhad	1,545,200	757,230
Chemical Co. of Malaysia Berhad	311,000	236,426
Chin Teck Plantations Berhad	304,700	640,435
*Country Heights Holdings Berhad	37,300	7,323
Cycle & Carriage Bintang Berhad	249,800	255,138
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	612,100	249,351
DNP Holdings Berhad	1,861,100	800,218
DRB-Hicom Berhad	9,932,000	3,146,181
*Eastern & Oriental Berhad	5,187,915	1,615,135
Eastern Pacific Industrial Corp. Berhad	497,700	219,529
ECM Libra Avenue Berhad	7,043,530	1,321,641
EON Capital Berhad	3,277,207	5,352,587
Esso Malaysia Berhad	954,100	731,990
Far East Holdings Berhad	388,800	721,817
*Fountain View Development Berhad	2,573,200	165,891
Gamuda Berhad	500,000	456,522
General Corp. Berhad	1,681,400	516,973
Genting Plantations Berhad	1,918,900	3,430,658
Glomac Berhad	1,609,100	585,769
*Gold Is Berhad	2,412,900	852,881
*Gula Perak Berhad	50	1
GuocoLand (Malaysia) Berhad	486,000	163,185
Hap Seng Consolidated Berhad	2,582,300	1,841,591
Hap Seng Plantations Holdings Berhad	1,676,300	1,102,302
Hong Leong Financial Group Berhad	1,876,137	3,394,234
Hong Leong Industries Berhad	1,225,800	1,506,693
Hume Industries (Malaysia) Berhad	565,767	562,743
Hunza Properties Berhad	1,033,300	435,570
Hwang-DBS (Malaysia) Berhad	908,700	416,704
*IGB Corp. Berhad	10,599,200	6,020,120
IJM Corp. Berhad	14,826,280	20,680,268
*IJM Land Berhad	3,898,100	2,661,821
*Insas Berhad	3,779,000	597,404
*Jaks Resources Berhad	3,438,000	751,953
Jaya Tiasa Holdings Berhad	1,192,135	856,636
Jerneh Asia Berhad	425,120	153,526
*K & N Kenanga Holdings Berhad	2,209,100	391,718
*Karambunai Corp. Berhad	6,839,800	137,384
Keck Seng (Malaysia) Berhad	1,663,400	1,947,318
Kian Joo Can Factory Berhad	3,566,680	1,238,571

14

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*KIG Glass Industrial Berhad	260,000	$2,286
Kim Loong Resources Berhad	324,800	178,116
Kinsteel Berhad	6,960,700	1,875,803
KLCC Property Holdings Berhad	6,330,700	6,047,583
KNM Group Berhad	10,061,700	2,283,500
*Knusford Berhad	139,300	64,364
KPJ Healthcare Berhad	1,570,300	2,037,895
KrisAssets Holdings Berhad	250,377	219,641
KSL Holdings Berhad	189,466	71,264
Kub Malaysia Berhad	5,214,000	741,971
Kulim Malaysia Berhad	2,761,625	5,938,712
*Kumpulan Hartanah Selangor Berhad	520,000	72,641
Kwantas Corp. Berhad	246,000	143,111
*Landmarks Berhad	4,118,808	1,603,631
Leader Universal Holdings Berhad	5,383,033	1,235,775
*Lion Corp Berhad	7,984,307	898,542
Lion Diversified Holdings Berhad	5,448,100	761,439
Lion Industries Corp. Berhad	7,130,681	2,915,821
*MAA Holdings Berhad	888,700	187,731
*Malaysia Airports Holdings Berhad	104,900	114,008
Malaysia Building Society Berhad	419,000	109,919
*Malaysian Airlines System Berhad	170,067	153,967
Malaysian Bulk Carriers Berhad	1,300,025	1,182,158
Malaysian Mosaics Berhad	293,040	95,393
*Malaysian Resources Corp. Berhad	950,600	375,601
MBM Resources Berhad	487,533	346,543
*Measat Global Berhad	2,643,100	1,284,418
Mega First Corp. Berhad	1,101,700	372,998
Merge Housing Berhad	58,952	8,119
Metro Kajang Holdings Berhad	535,333	227,931
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	715,444
*MK Land Holdings Berhad	10,344,500	1,162,624
MMC Corp. Berhad	10,879,779	7,884,841
MNRB Holdings Berhad	1,150,800	1,045,043
MTD ACPI Engineering Berhad	74,200	14,285
Muhibbah Engineering Berhad	4,845,400	1,636,437
*MUI Properties Berhad	670,000	28,342
*Mulpha International Berhad	16,773,100	2,298,739
MWE Holdings Berhad	270,000	63,340
Naim Holdings Berhad	1,083,600	976,289
NCB Holdings Berhad	2,447,800	2,187,659
Negri Sembilan Oil Palms Berhad	167,600	199,583
New Straits Times Press Berhad	1,751,100	1,013,404
NV Multi Corp. Berhad	165,700	30,991
Oriental Holdings Berhad	3,044,816	4,935,709
Oriental Interest Berhad	165,000	62,434
OSK Holdings Berhad	5,239,718	2,283,804
*OSK Ventures International Berhad	793,897	151,047
P.I.E. Industrial Berhad	323,600	404,268
*Pacific & Orient Berhad	283,365	85,282
Panasonic Manufacturing Malaysia Berhad	383,380	1,396,745
*Paracorp Berhad	252,000	738
Paramount Corp. Berhad	203,900	150,136
PBA Holdings Berhad	1,502,500	410,446
Pelikan International Corp. Berhad	2,742,880	1,080,943
*Permaju Industries Berhad	1,703,300	188,276
Petronas Dagangan Berhad	460,000	1,196,641
PJ Development Holdings Berhad	2,768,800	543,972
POS Malaysia Berhad	3,533,817	2,386,988
PPB Group Berhad	6,759,566	29,850,799

15

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Prime Utilities Berhad	39,000	$1,029
Protasco Berhad	282,200	77,407
Proton Holdings Berhad	3,684,300	4,057,509
*Pulai Springs Berhad	159,800	33,482
*Ramunia Holdings Berhad	2,434,736	277,497
Ranhill Berhad	3,026,600	790,812
RHB Capital Berhad	5,354,700	8,400,553
Salcon Berhad	574,000	85,371
Sarawak Energy Berhad	5,649,100	4,275,869
Sarawak Oil Palms Berhad	391,820	314,318
Scientex, Inc. Berhad	645,048	259,054
Scomi Group Berhad	13,422,000	2,204,322
Selangor Dredging Berhad	1,312,700	210,911
Shangri-La Hotels (Malaysia) Berhad	738,000	397,917
Shell Refining Co. Federation of Malaysia Berhad	217,100	679,971
SHL Consolidated Berhad	1,008,700	396,090
Southern Steel Berhad	1,500,500	842,618
Subur Tiasa Holdings Berhad	460,530	260,844
*Sunrise Berhad	4,272,034	2,663,202
Sunway City Berhad	3,565,000	3,201,801
Sunway Holdings Berhad	4,115,900	1,647,689
Supermax Corp. Berhad	461,000	486,143
Suria Capital Holdings Berhad	590,800	240,121
Ta Ann Holdings Berhad	193,300	260,564
TA Enterprise Berhad	14,109,800	3,152,661
*TA Global Berhad	8,465,880	1,230,126
*TA Global Berhad Ordinary Shares	8,465,880	1,230,126
Tahp Group Berhad	27,000	24,429
*Talam Corp. Berhad	17,833,050	462,927
*Tamco Corp. Holdings Berhad	71	1
Tan Chong Motor Holdings Berhad	5,244,500	3,451,652
TDM Berhad	1,059,200	474,421
*Tebrau Teguh Berhad	5,320,066	1,094,779
*Time Dotcom Berhad	16,781,400	1,984,240
Tiong Nam Transport Holdings Berhad	141,500	29,019
*Titan Chemicals Corp. Berhad	3,578,100	1,204,598
Tradewinds (Malaysia) Berhad	879,400	707,148
Tradewinds Corp. Berhad	5,413,100	937,853
UAC Berhad	77,398	71,169
UMW Holdings Berhad	2,726,886	5,022,140
Unico-Desa Plantations Berhad	4,120,228	962,831
Unisem (M) Berhad	4,515,600	1,950,271
United Malacca Rubber Estates Berhad	577,100	1,348,251
United Plantations Berhad	678,200	2,634,296
VS Industry Berhad	1,337,193	478,255
WCT Berhad	1,235,300	940,908
WTK Holdings Berhad	4,386,550	1,478,714
Yeo Hiap Seng (Malaysia) Berhad	355,320	145,550
YTL Cement Berhad	11,100	13,396
YTL Corp. Berhad	5,705,472	12,132,974
*Yu Neh Huat Berhad	4,969,262	2,445,096
Zelan Berhad	4,989,300	1,282,543

TOTAL MALAYSIA		317,157,090

MEXICO — (6.3%)
#Alfa S.A.B. de C.V. Series A	3,560,217	18,435,069
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	1,762,750
#*Axtel S.A.B. de C.V.	5,440,940	4,030,097
*Bolsa Mexicana de Valores S.A. de C.V.	711,800	792,461
*Carso Infraestructura y Construccion S.A.B. de CV	57,500	32,226
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	97,474,207

16

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	$14,391,570
#*Consorcio ARA S.A.B. de C.V.	10,348,200	6,489,300
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	15,189,548
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	815,214
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	819
Corporativo Fragua S.A.B. de C.V. Series B	70	517
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	9,837,973
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	3,189,732
*Dine S.A.B. de C.V.	1,028,367	455,624
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	85,960
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,368,778
Embotelladora Arca S.A.B. de C.V.	1,199,000	3,014,810
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,135
#*Empresas ICA S.A.B. de C.V.	2,318,272	5,084,704
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	9,750,312
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,234,073
#Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,402,758	60,753,449
*GMD Resorts S.A.B. de C.V.	41,400	10,159
*Gruma S.A.B. de C.V. ADR	4,702	33,572
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	882,817
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	363,602
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	14,906,272
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,960,702
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	8,957,619
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	31,244,580
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	8,357,000
#*Grupo FAMSA S.A.B. de C.V.	1,918,478	3,285,187
#*Grupo Financiero Banorte S.A.B. de C.V.	9,775,260	31,242,334
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	23,271,664
Grupo Gigante S.A.B. de C.V. Series B	324,076	333,924
Grupo Herdez S.A.B. de C.V.	319,000	390,181
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,856,657
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	264,232
#*Grupo Iusacell S.A.B. de C.V.	210,260	716,592
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,306,421
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	21,365
*Grupo Mexico S.A.B. de C.V. Series B	37,630,484	75,239,593
*Grupo Nutrisa S.A. de C.V.	428	908
*Grupo Posadas S.A. de C.V. Series L	356,000	355,899
*Grupo Qumma S.A. de C.V. Series B	5,301	72
*Grupo Simec, S.A. de C.V.	1,253,200	3,069,468
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	59,860
#Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	6,313,296
#Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,552,634
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	8,555,881
Industrias Penoles S.A.B. de C.V.	887,455	16,205,568
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	31,970,335
Qualitas Compania de Seguros S.A. de C.V.	2,041,400	927,646
#*SARE Holding S.A. de C.V.	3,301,100	1,197,559
*Savia S.A. de C.V.	3,457,285	209,473
Telmex Internacional S.A.B. de C.V. ADR	392,831	5,287,505
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	10,656,030
#*Vitro S.A.B. de C.V.	2,429,986	1,131,831

TOTAL MEXICO		552,333,766

PHILIPPINES — (0.7%)
A. Soriano Corp.	20,195,000	924,669
Alaska Milk Corp.	7,953,000	1,006,060
*Alsons Consolidated Resources, Inc.	16,904,000	315,963
Bacnotan Consolidated Industries, Inc.	2,551,998	493,762
Banco de Oro Unibank, Inc.	7,364,320	5,345,443

17

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Belle Corp.	29,212,000	$853,438
*Benpres Holdings Corp.	25,704,000	1,881,844
Cebu Holdings, Inc.	7,720,250	305,588
China Banking Corp.	8,796	66,531
*Digital Telecommunications Phils., Inc.	84,763,000	2,470,551
DMCI Holdings, Inc.	14,082,280	2,838,020
*Empire East Land Holdings, Inc.	37,000,000	342,873
*Export & Industry Bank, Inc.	14,950	82
Filinvest Land, Inc.	168,982,031	3,181,152
*Filipina Water Bottling Corp.	5,471,786	—
*First Philippines Holdings Corp.	3,810,100	3,729,710
International Container Terminal Services, Inc.	270,000	114,323
Macroasia Corp.	1,663,000	98,324
Megaworld Corp.	176,933,600	5,562,773
Metro Bank & Trust Co.	8,451,855	7,149,479
*Mondragon International Philippines, Inc.	2,464,000	6,469
*Philippine National Bank	3,866,918	1,874,060
*Philippine National Construction Corp.	398,900	41,050
*Philippine Realty & Holdings Corp.	5,860,000	66,908
Philippine Savings Bank	1,232,313	1,294,039
*Philippine Townships, Inc.	226,200	22,565
*Prime Media Holdings, Inc.	409,000	18,554
*Prime Orion Philippines, Inc.	12,310,000	100,827
Rizal Commercial Banking Corp.	4,481,648	1,535,019
Robinson’s Land Corp. Series B	17,781,700	4,515,235
Security Bank Corp.	2,387,410	2,782,091
Shang Properties, Inc.	614,285	22,289
SM Development Corp.	28,566,248	2,445,597
*Solid Group, Inc.	10,648,000	156,354
Union Bank of the Philippines	2,476,894	1,779,819
Universal Robina Corp.	16,573,345	4,322,349
*Vista Land & Lifescapes, Inc.	42,637,868	1,742,221

TOTAL PHILIPPINES		59,406,031

POLAND — (2.1%)
*Agora SA	559,848	3,673,715
Asseco Poland SA	483,351	9,711,550
*Bank Handlowy w Warszawie SA	83,949	1,841,028
*Bank Millennium SA	5,515,278	9,051,944
*Bank Przemyslowo Handlowy BPH SA	72,355	1,725,893
*Bioton SA	31,475,429	2,475,774
*Boryszew SA	328,915	664,264
*Ciech SA	172,748	2,310,340
Debica SA	111,346	2,384,375
Dom Development SA	46,421	706,352
*Echo Investment SA	2,406,970	3,451,942
Emperia Holding SA	16,989	383,130
*Farmacol SA	5,526	78,907
*Getin Holdings SA	1,681,394	4,785,244
*Grupa Kety SA	126,858	4,603,973
*Grupa Lotos SA	839,119	7,627,181
*Impexmetal SA	5,899,609	5,051,208
*ING Bank Slaski SA	4,428	993,651
KGHM Polska Miedz SA	1,076,971	36,251,556
*Koelner SA	133,110	574,532
*Kredyt Bank SA	619,815	2,598,474
*LC Corp. SA	1,310,803	736,544
*Mostostal Warszawa SA	11,583	264,841
*Netia Holdings SA	3,441,202	5,008,910
*Orbis SA	541,449	8,560,220
*Pfleiderer Grajewo SA	55,572	293,937

18

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Pol-Aqua SA	12,548	$90,386
*Polnord SA	129,030	1,532,233
*Polski Koncern Naftowy Orlen SA	5,310,008	55,270,438
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	343,200	3,053,633
*Stalexport SA	989,216	531,757
*Sygnity SA	117,524	481,986
*Synthos SA	9,098,514	3,733,718
*Zaklady Azotowe Pulawy SA	9,383	244,710
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	107,066

TOTAL POLAND		180,855,412

RUSSIA — (0.8%)
*Gazprom OAO Sponsored ADR	2,755,161	66,074,426
*Lukoil OAO Sponsored ADR	1,050	60,912
*Magnitogorsk Iron & Steel Works Sponsored GDR	26,021	245,831
*RusHydro Sponsored ADR	212,001	754,724
*Surgutneftegaz Sponsored ADR	159,577	1,408,381

TOTAL RUSSIA		68,544,274

SOUTH AFRICA — (8.7%)
#ABSA Group, Ltd.	2,880,669	46,348,396
Adcorp Holdings, Ltd.	152,955	523,383
Advtech, Ltd.	1,358,456	885,682
Aeci, Ltd.	1,635,500	12,929,211
Afgri, Ltd.	3,987,067	3,035,358
African Bank Investments, Ltd.	3,883,766	14,996,381
African Oxygen, Ltd.	634,706	1,865,573
African Rainbow Minerals, Ltd.	1,156,023	22,382,845
Allied Electronics Corp., Ltd.	540,180	2,018,499
Allied Technologies, Ltd.	188,005	1,848,164
ArcelorMittal South Africa, Ltd.	1,842,527	24,795,618
Argent Industrial, Ltd.	1,272,940	1,469,947
*Argility, Ltd.	130,947	—
*Aspen Pharmacare Holdings, Ltd.	11,850	99,870
AST Group, Ltd.	1,842,229	211,975
Astral Foods, Ltd.	129,757	1,661,749
Aveng, Ltd.	3,370,436	17,874,972
AVI, Ltd.	4,441,928	11,876,811
Avusa, Ltd.	418,251	1,176,122
Barloworld, Ltd.	2,477,983	15,449,985
*Basil Read Holdings, Ltd.	27,917	60,196
*Bell Equipment, Ltd.	411,045	574,754
Bidvest Group, Ltd.	224,591	3,516,860
*Brait SA	50,528	119,527
*Business Connexion Group	517,653	313,645
Capitec Bank Holdings, Ltd.	178,685	1,462,234
Cashbuild, Ltd.	50,784	453,034
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,330,287
*Cipla Medpro South Africa, Ltd.	3,239,574	1,992,410
Clicks Group, Ltd.	124,567	393,935
*Corpgro, Ltd.	579,166	—
#Data Tec, Ltd.	2,446,932	8,931,155
Datacentrix Holdings, Ltd.	959,663	525,465
Delta EMD, Ltd.	234,340	283,375
Dimension Data Holdings P.L.C.	3,977,377	4,624,424
Discovery Holdings, Ltd.	136,687	535,243
Distell Group, Ltd.	544,476	4,451,421
*Distribution & Warehousing Network, Ltd.	216,722	196,655
#Durban Roodeport Deep, Ltd.	1,462,175	878,774
*ElementOne, Ltd.	391,810	574,096
*Eqstra Holdings, Ltd.	1,033,730	996,635

19

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Exxaro Resources, Ltd.	62,093	$693,612
Famous Brands, Ltd.	178,254	541,366
FirstRand, Ltd.	4,812,380	10,760,149
Foschini, Ltd.	281,329	2,221,614
Freeworld Coatings, Ltd.	2,147,977	2,403,991
Gold Fields, Ltd.	487,041	6,238,991
#Gold Fields, Ltd. Sponsored ADR	5,353,350	68,255,212
Gold Reef Resorts, Ltd.	484,124	1,212,606
Grindrod, Ltd.	2,258,194	5,179,756
Group Five, Ltd.	465,209	2,385,585
Harmony Gold Mining Co., Ltd.	2,923,251	29,227,650
#Harmony Gold Mining Co., Ltd. Sponsored ADR	867,204	8,637,352
*Highveld Steel & Vanadilum Corp., Ltd.	239,296	1,983,965
Hudaco Industries, Ltd.	162,006	1,193,215
Hulamin, Ltd.	882,088	1,567,886
Iliad Africa, Ltd.	90,323	100,361
Illovo Sugar, Ltd.	1,516,761	6,875,257
Impala Platinum Holdings, Ltd.	300,321	6,526,566
Imperial Holdings, Ltd.	1,765,005	18,166,554
Investec, Ltd.	2,346,934	17,366,684
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	994,362	5,489,557
JSE, Ltd.	53,811	417,475
Lewis Group, Ltd.	1,114,663	7,783,783
Liberty Holdings, Ltd.	1,449,071	12,528,589
*M Cubed Holdings, Ltd.	1,850,526	47,389
Medi-Clinic Corp., Ltd.	2,442,886	7,508,013
*Merafe Resources, Ltd.	15,286,220	2,732,347
*Metair Investments, Ltd.	1,650,332	1,196,812
*Metorex, Ltd.	2,192,281	879,051
Metropolitan Holdings, Ltd.	8,819,158	15,142,072
Mondi, Ltd.	1,011,580	5,696,197
Mr. Price Group, Ltd.	4,456	20,533
MTN Group, Ltd.	103,682	1,543,746
Murray & Roberts Holdings, Ltd.	1,742,505	12,116,233
*Mvelaphanda Group, Ltd.	4,125,843	3,738,019
Nampak, Ltd.	5,935,508	12,955,873
Naspers, Ltd. Series N	429,956	15,512,477
#Nedbank Group, Ltd.	2,693,900	41,601,279
Network Healthcare Holdings, Ltd.	103,755	153,394
#Northam Platinum, Ltd.	903,973	4,224,462
Omnia Holdings, Ltd.	555,232	4,116,124
Palabora Mining Co., Ltd.	192,276	2,525,644
Peregrine Holdings, Ltd.	1,366,171	1,612,513
Pretoria Portland Cement Co., Ltd.	219,579	933,707
PSG Group, Ltd.	1,149,881	3,228,575
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	45,871	145,411
Redefine Income Fund, Ltd.	32,990	30,323
Reunert, Ltd.	651,562	4,589,453
Sanlam, Ltd.	28,700,406	78,760,640
Santam, Ltd.	18,334	236,111
Sappi, Ltd.	3,309,676	12,230,091
#Sappi, Ltd. Sponsored ADR	763,341	2,770,928
#Sasol, Ltd. Sponsored ADR	704,259	26,332,244
*Sentula Mining, Ltd.	159,688	74,141
*Simmer & Jack Mines, Ltd.	1,049,068	268,918
Spar Group, Ltd. (The)	48,068	420,121
Spur Corp., Ltd.	385,679	517,332
Standard Bank Group, Ltd.	1,122,093	14,068,301
*Stefanutti Stocks Holdings, Ltd.	17,627	22,509

20

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Steinhoff International Holdings, Ltd.	11,472,572	$27,724,247
*Sun International, Ltd.	22,116	258,812
Telkom South Africa, Ltd.	944,704	5,292,979
Telkom South Africa, Ltd. Sponsored ADR	5,288	117,658
Tongaat-Hulett, Ltd.	266,171	3,423,943
*Trans Hex Group, Ltd.	34,840	17,582
Trencor, Ltd.	1,468,675	4,738,510
UCS Group, Ltd.	1,547,424	342,631
Value Group, Ltd.	976,777	453,662
Woolworths Holdings, Ltd.	2,641,256	5,905,613
*Zeder Investments, Ltd.	193,652	43,978

TOTAL SOUTH AFRICA		761,693,040

SOUTH KOREA — (10.3%)
#Aekyung Petrochemical Co., Ltd.	19,060	271,274
#Asia Cement Manufacturing Co., Ltd.	28,888	1,390,469
#*Asia Paper Manufacturing Co., Ltd.	34,410	285,174
*Asiana Airlines, Inc.	523,420	1,586,903
*Basic House Co., Ltd. (The)	82,060	411,202
Bing Grae Co., Ltd.	29,190	1,094,524
#*BNG Steel Co., Ltd.	41,370	269,179
Boo Kook Securities Co., Ltd.	27,705	549,688
#Boryung Pharmaceutical Co., Ltd.	14,218	497,724
Busan Bank	917,340	10,401,750
BYC Co., Ltd.	810	84,797
Byuck San Corp.	10,472	74,445
#*Byuck San Engineering and Construction Co., Ltd.	87,860	199,941
Cheil Industrial, Inc.	107,574	4,013,345
#*Chin Hung International, Inc.	789,560	597,705
#*Chong Kun Dang Pharmaceutical Corp.	18,010	329,905
#Choongwae Pharmaceutical Corp.	41,657	712,963
#Chosun Refractories Co., Ltd.	10,390	549,022
#Chungho Comnet Co., Ltd.	24,590	217,049
#CJ Cheiljedang Corp.	44,507	7,526,469
#CJ Corp.	92,912	3,715,508
#*Cosmochemical Co., Ltd.	47,640	297,405
Crown Confectionery Co., Ltd.	3,342	184,216
#Dae Dong Industrial Co., Ltd.	17,320	332,119
#*Dae Sang Corp.	135,732	948,336
Dae Won Kang Up Co., Ltd.	255,760	347,772
Daeduck Electronics Co., Ltd.	227,450	974,101
#Daeduck Industries Co., Ltd.	77,750	657,545
Daegu Bank Co., Ltd.	748,092	9,925,643
#Daegu Department Store Co., Ltd.	52,221	535,157
#Daehan Flour Mills Co., Ltd.	7,560	855,288
#*Daehan Steel Co., Ltd.	57,220	626,064
Daehan Synthetic Fiber Co., Ltd.	5,193	290,238
Daekyo Co., Ltd.	346,480	1,395,208
Daelim Industrial Co., Ltd.	171,614	10,890,924
Daelim Trading Co., Ltd.	31,734	114,869
Daesang Holdings Co., Ltd.	109,156	317,599
#Daesung Industrial Co., Ltd.	8,895	562,270
#Daewoo Engineering & Construction Co., Ltd.	951,350	9,691,869
#*Daewoo Motor Sales Corp.	245,067	2,033,948
Daewoong Co., Ltd.	17,680	328,490
Dahaam E-Tec Co., Ltd.	9,515	227,366
Daishin Securities Co., Ltd.	261,351	3,275,144
#*Daiyang Metal Co., Ltd.	77,290	106,750
#Daou Technology, Inc.	152,520	945,056
Digital Power Communications Co., Ltd.	113,840	136,622
Dong Ah Tire Industrial Co., Ltd.	69,104	479,764

21

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Dong Hai Pulp Co., Ltd.	6,457	$33,453
Dongbang Agro Co., Ltd.	53,610	285,655
#Dongbu Corp.	73,520	466,075
#*Dongbu HiTek Co., Ltd.	113,424	586,661
#*Dongbu Securities Co., Ltd.	142,296	710,394
#Dongbu Steel Co., Ltd.	149,594	948,776
Dong-Il Corp.	6,378	247,874
#*Dongil Industries Co., Ltd.	9,175	421,361
#Dongkuk Steel Mill Co., Ltd.	242,562	5,151,182
Dongwha Pharm Co., Ltd.	134,990	796,886
Dongwon F&B Co., Ltd.	12,686	461,929
#*Dongwon Systems Corp.	154,020	179,013
Dongyang Engineering & Construction Corp.	9,995	136,537
Dongyang Express Bus Corp.	3,729	85,981
#Dongyang Mechatronics Corp.	151,347	480,269
#*Doosan Construction & Engineering Co., Ltd.	176,150	1,078,504
DPI Co., Ltd.	22,738	112,927
#*Eagon Industrial Co., Ltd.	23,940	252,073
e-Starco Co., Ltd.	170,050	138,475
*First Fire & Marine Insurance Co., Ltd.	28,830	164,447
#Fursys, Inc.	33,450	744,638
Gaon Cable Co., Ltd.	13,480	355,611
GIIR, Inc.	3,170	29,060
#Global & Yuasa Battery Co., Ltd.	40,870	691,804
*Golden Bridge Investment & Securities Co., Ltd.	21,530	36,916
Green Cross Holdings Corp.	10,540	743,491
*GS Engineering & Construction Corp.	10,320	904,983
GS Holdings Corp.	320,680	7,943,333
*Gwangju Shinsegae Co., Ltd.	2,707	286,498
Halla Climate Control Corp.	219,060	2,129,711
#Halla Engineering & Construction Corp.	38,260	869,596
#Han Kuk Carbon Co., Ltd.	25,070	128,567
#Han Yang Securities Co., Ltd.	66,910	581,901
Hana Financial Group, Inc.	1,078,133	31,974,873
Handok Pharmaceuticals Co., Ltd.	18,150	233,065
#Handsome Corp.	110,990	1,339,075
Hanil Cement Manufacturing Co., Ltd.	29,473	1,851,525
#Hanil Construction Co., Ltd.	38,025	152,426
#Hanil E-Wha Co., Ltd.	163,890	508,306
#Hanjin Heavy Industries & Construction Co., Ltd.	203,224	3,631,219
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	904,248
#Hanjin Shipping Co., Ltd.	375,590	5,104,606
#Hanjin Transportation Co., Ltd.	50,240	1,399,605
Hankook Cosmetics Co., Ltd.	110,860	250,395
Hankook Tire Manufacturing Co., Ltd.	492,550	9,414,805
Hankuk Electric Glass Co., Ltd.	1,230	29,726
Hankuk Glass Industries, Inc.	29,050	519,784
Hankuk Paper Manufacturing Co., Ltd.	17,900	635,984
Hanshin Construction Co., Ltd.	24,880	388,919
#Hansol Chemical Co., Ltd.	42,777	389,966
*Hansol Paper Co., Ltd.	209,734	1,842,664
#Hanssem Co., Ltd.	60,410	507,215
#Hanwha Chemical Corp.	504,522	4,690,900
#Hanwha Securities Co., Ltd.	249,195	1,652,854
Hanwha Timeworld Co., Ltd.	9,000	105,428
Heung-A Shipping Co., Ltd.	106,352	59,433
#*Hite Holdings Co., Ltd.	86,500	2,232,573
*HMC Investment Securities Co., Ltd.	96,061	1,476,569
Honam Petrochemical Corp.	88,378	6,061,880
#Hotel Shilla Co., Ltd.	67,520	991,824
*Huneed Technologies	9,003	62,295

22

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Husteel Co., Ltd.	25,630	$325,313
#Hwa Sung Industrial Co., Ltd.	44,200	190,253
Hwacheon Machine Tool Co., Ltd.	2,050	53,164
#Hwashin Co., Ltd.	59,700	169,009
*Hynix Semiconductor, Inc.	142,778	2,119,759
#Hyosung T & C Co., Ltd.	140,707	7,733,436
#*Hyundai Cement Co., Ltd.	28,905	392,933
#Hyundai DSF Co., Ltd.	38,700	261,734
#Hyundai Elevator Co., Ltd.	22,090	1,053,352
#Hyundai H & S Co., Ltd.	22,361	1,587,456
#Hyundai Hysco	270,550	3,422,505
#Hyundai Merchant Marine Co., Ltd.	332,911	6,824,699
#Hyundai Mipo Dockyard Co., Ltd.	70,716	5,825,885
Hyundai Motor Co., Ltd.	895,824	81,255,253
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	211,702
Hyundai Securities Co., Ltd.	755,949	8,582,807
#Hyundai Steel Co.	238,900	15,176,391
#Il Dong Pharmaceutical Co., Ltd.	23,534	628,881
#*Iljin Holdings Co., Ltd.	96,174	247,860
Ilshin Spinning Co., Ltd.	5,070	249,426
#Ilsung Pharmaceutical Co., Ltd.	9,060	467,881
*Industrial Bank of Korea, Ltd.	1,012,400	12,264,887
InziControls Co., Ltd.	27,640	74,967
IS Dongseo Co., Ltd.	45,400	292,660
#ISU Chemical Co., Ltd.	40,930	483,368
#IsuPetasys Co., Ltd.	116,640	159,325
#Jahwa Electronics Co., Ltd.	69,130	442,463
Jeil Pharmaceutical Co.	38,380	307,206
#Jeonbuk Bank, Ltd.	269,132	1,621,295
Jinheung Mutual Savings Bank Co., Ltd.	144,160	517,256
*Jinro, Ltd.	57	2,102
#K.C. Tech Co., Ltd.	122,257	491,472
#*KB Financial Group, Inc. ADR	1,770,753	84,004,522
KCC Corp.	30,892	8,905,409
#*Keangnam Enterprises, Ltd.	57,890	532,490
#Keyang Electric Machinery Co., Ltd.	187,450	375,019
#KG Chemical Corp.	38,323	335,591
#*Kia Motors Corp.	1,211,070	17,988,676
#*KIC, Ltd.	50,040	296,262
#KISCO Corp.	29,571	1,158,424
KISWIRE, Ltd.	50,083	1,623,751
#Kodenshi Korea Corp.	64,590	179,965
#Kolon Engineering & Construction Co., Ltd.	101,960	542,328
#Kolon Industries, Inc.	70,909	2,030,598
#Korea Cast Iron Pipe Co., Ltd.	63,778	208,442
#*Korea Development Co., Ltd.	84,420	381,749
Korea Development Leasing Corp.	14,092	378,625
Korea Electric Terminal Co., Ltd.	42,160	721,112
Korea Exchange Bank	1,422,740	16,168,117
*Korea Express Co., Ltd.	44,750	2,457,076
#*Korea Flange Co., Ltd.	18,630	161,784
Korea Investment Holdings Co., Ltd.	238,116	6,350,449
#Korea Iron & Steel Co., Ltd.	9,993	668,032
#Korea Kolmar Co., Ltd.	20,300	56,014
#Korea Komho Petrochemical Co., Ltd.	69,229	1,341,501
#Korea Line Corp.	35,553	1,444,710
*Korea Mutual Savings Bank	19,600	233,078
#*Korea Petrochemical Industry Co., Ltd.	25,400	825,247
#Korea Zinc Co., Ltd.	35,825	5,536,978
*Korean Air Co., Ltd.	221,834	8,441,870
#Korean Air Terminal Service Co., Ltd.	10,970	290,793

23

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Korean French Banking Corp.	358,946	$239,165
*KP Chemical Corp.	304,576	1,758,479
KPX Chemical Co., Ltd.	10,134	404,544
KPX Fine Chemical Co., Ltd.	1,359	57,394
KPX Holdings Corp.	7,249	391,667
#*KTB Securities Co., Ltd.	336,060	1,205,746
#Kukdo Chemical Co., Ltd.	21,360	477,168
Kumho Electronics Co., Ltd.	5,226	220,743
#Kumho Industrial Co., Ltd.	175,325	1,472,570
Kumho Investment Bank	637,880	569,547
#*Kumho Tire Co., Inc.	286,360	1,191,382
#Kunsul Chemical Industrial Co., Ltd.	22,480	261,372
#Kwang Dong Pharmaceutical Co., Ltd.	278,920	668,302
#Kyeryong Construction Industrial Co., Ltd.	32,010	596,310
#Kyobo Securities Co., Ltd.	67,440	554,123
Kyung Dong Navien Co., Ltd.	3,860	125,680
Kyung Nong Corp.	60,670	218,980
#*Kyungbang Co., Ltd.	4,806	554,794
*Kyung-in Synthetic Corp.	125,280	272,194
LG Corp.	737	41,753
LG Dacom Corp.	268,150	4,234,721
#*LG Display Co., Ltd. ADR	1,043,037	12,412,140
#LG Fashion Corp.	50,470	1,140,999
#LG International Corp.	82,553	2,019,918
LG Phillips LCD Co., Ltd.	444,000	10,624,693
*LG Telecom, Ltd.	842,310	6,310,784
*Livart Furniture Co., Ltd.	14,170	90,896
Lotte Chilsung Beverage Co., Ltd.	4,465	3,054,821
#Lotte Confectionary Co., Ltd.	4,663	4,689,310
#Lotte Midopa Co., Ltd.	84,420	826,830
#Lotte Sam Kang Co., Ltd.	5,689	1,008,048
#Lotte Shopping Co., Ltd.	52,813	14,916,034
#Meritz Securities Co., Ltd.	1,085,155	1,083,253
Mi Chang Oil Industrial Co., Ltd.	3,650	134,606
Moorim Paper Co., Ltd.	57,710	484,613
Motonic Corp.	6,400	47,672
#*Namkwang Engineering & Construction Co., Ltd.	39,006	288,457
Namyang Dairy Products Co., Ltd.	3,166	1,441,934
#Nexen Corp.	6,410	206,695
NH Investment & Securities Co., Ltd.	176,431	1,441,383
#Nong Shim Co., Ltd.	15,130	3,067,102
Nong Shim Holdings Co., Ltd.	13,419	789,167
Noroo Paint Co., Ltd.	37,899	103,239
*ON*Media Corp.	378,990	1,068,223
Ottogi Corp.	10,309	1,265,369
Pacific Corp.	20,943	2,561,883
Pacific Pharmaceutical Co., Ltd.	3,840	99,309
*Pang Rim Co., Ltd.	15,040	187,707
*PaperCorea, Inc.	19,552	129,219
#Pohang Coated Steel Co., Ltd.	17,630	384,429
#*Poong Lim Industrial Co., Ltd.	74,350	158,649
#*Poongsan Corp.	104,030	2,159,003
#*Poongsan Holdings Corp.	29,678	522,732
POSCO	420	174,060
#POSCO ADR	1,041,585	106,366,660
#Pulmuone Co., Ltd.	6,125	274,108
Pum Yang Construction Co., Ltd.	21,917	140,049
Pusan City Gas Co., Ltd.	65,770	1,239,814
#*S&T Daewoo Co., Ltd.	34,580	746,651
#S&T Dynamics Co., Ltd.	138,204	1,702,058
#S&T Holdings Co, Ltd.	52,273	616,010

24

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Sam Kwang Glass Industrial Co., Ltd.	19,870	$643,085
Sam Yung Trading Co., Ltd.	13,840	59,397
#Sambu Construction Co., Ltd.	26,614	533,596
#*Samho International Co., Ltd.	12,120	39,768
*Samhwa Asset Co.	1,350	18,898
Samhwa Crown and Closure Co., Ltd.	1,749	32,086
Samhwa Paints Industrial Co., Ltd.	48,610	164,849
#*Samick Musical Instruments Co., Ltd.	621,710	502,796
Samsung Corp.	569,540	23,180,705
Samsung Fine Chemicals Co., Ltd.	89,080	3,529,893
#Samsung SDI Co., Ltd.	187,935	21,455,164
#Samwhan Corp.	40,500	403,381
#Samyang Corp.	36,876	1,191,955
Samyang Genex Co., Ltd.	12,242	596,702
Samyang Tongsang Co., Ltd.	8,060	190,079
#Samyoung Electronics Co., Ltd.	73,630	686,699
SC Engineering Co., Ltd.	34,640	145,756
#Seah Besteel Corp.	100,300	1,216,248
SeAH Holdings Corp.	12,561	620,461
#SeAH Steel Corp.	17,133	487,587
#Sebang Co., Ltd.	80,550	919,593
#Sejong Industrial Co., Ltd.	101,600	506,505
#*Seoul Securities Co., Ltd.	3,040,139	2,572,122
#*SH Chemical Co., Ltd.	528,345	220,318
#Shin Won Corp.	234,730	317,488
Shin Young Securities Co., Ltd.	29,240	866,811
Shin Young Wacoal, Inc.	273	21,433
#Shinhan Engineering & Construction Co., Ltd.	23,320	293,382
*Shinhan Financial Group Co., Ltd.	81,216	3,081,412
#Shinhan Financial Group Co., Ltd. ADR	663,280	50,177,132
Shinpoong Pharmaceutical Co., Ltd.	13,200	237,694
Shinsegae Engineering & Construction Co., Ltd.	8,470	94,506
#Shinsung Holdings Co., Ltd.	79,589	268,466
*Shinsung Tongsang Co., Ltd.	34,250	176,428
#Silla Trading Co., Ltd.	24,300	304,234
#Sindo Ricoh Co., Ltd.	32,751	1,647,964
SJM Co., Ltd.	60,580	275,422
SK Co., Ltd.	182,809	14,501,864
#SK Energy Co., Ltd.	233,120	21,411,699
#SK Gas Co., Ltd.	30,216	1,301,618
*SK Networks Co., Ltd.	286,430	2,707,333
#SKC Co., Ltd.	143,710	2,198,021
SL Corp.	37,480	166,904
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,376,859
#*STX Corp.	96,020	1,322,464
*STX Engine Co., Ltd.	112,030	1,635,869
#*STX Offshore & Shipbuilding Co., Ltd.	282,490	3,015,111
#*STX Pan Ocean Co., Ltd.	634,500	5,781,703
Suheung Capsule Co., Ltd.	52,170	332,812
Sung Bo Chemicals Co., Ltd.	4,130	119,419
#*Sung Shin Cement Co., Ltd.	69,040	417,483
*Sungchang Enterprise Holdings, Ltd.	10,160	167,304
#*Sungwon Corp.	69,880	229,881
*Sunjin Co., Ltd.	7,650	198,867
#Tae Kwang Industrial Co., Ltd.	3,447	2,170,481
#Tae Kyung Industrial Co., Ltd.	92,200	399,470
#Taeyoung Engineering & Construction	275,480	1,138,879
#Tai Han Electric Wire Co., Ltd.	146,747	2,345,088
Tai Lim Packaging Industries Co., Ltd.	134,200	89,363
*Tec & Co.	42,717	137,301
Telcoware Co., Ltd.	36,000	209,103

25

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Tong Kook Corp.	607	$802
Tong Yang Securities, Inc.	300,000	2,748,611
#TS Corp.	11,001	440,733
#Unid Co., Ltd.	32,400	838,573
Union Steel Manufacturing Co., Ltd.	38,857	708,385
Wiscom Co., Ltd.	32,980	112,242
#*Woongjin.Com Co., Ltd.	219,380	1,970,875
#Woori Financial Co., Ltd.	59,070	465,714
Woori Investment & Securities Co., Ltd.	528,120	6,639,036
YESCO Co., Ltd.	18,780	410,853
Yoosung Enterprise Co., Ltd.	106,520	214,874
#Youlchon Chemical Co., Ltd.	82,970	652,333
*Young Poong Mining & Construction Corp.	18,030	839
#Youngone Corp.	42,442	871,321
Youngpoong Corp.	4,601	2,240,890
Yuhwa Securities Co., Ltd.	28,680	362,198
*Zinus, Inc.	1,866	5,919

TOTAL SOUTH KOREA		906,165,124

TAIWAN — (10.6%)
*A.G.V. Products Corp.	3,043,429	1,136,676
*Abocom Systems, Inc.	340,752	113,659
Acbel Polytech, Inc.	2,866,220	1,958,911
Accton Technology Corp.	5,114,000	1,905,222
*Action Electronics Co., Ltd.	1,443,000	514,675
Ambassador Hotel (The)	274,000	277,793
Amtran Technology Co., Ltd.	3,385,693	3,217,786
*Apex Science & Engineering Corp.	148,000	68,579
*Arima Communication Corp.	2,339,000	850,664
*Arima Optoelectronics Corp.	1,045,000	371,354
Asia Cement Corp.	11,500,327	12,075,111
*Asia Chemical Corp.	1,756,000	534,756
*Asia Optical Co, Inc.	1,337,000	2,157,736
Asia Polymer Corp.	1,632,489	1,179,320
Asia Vital Components Co., Ltd.	1,642,307	1,704,285
Asustek Computer, Inc.	8,385,422	15,401,129
AU Optronics Corp.	4,093,812	3,630,202
#AU Optronics Corp. Sponsored ADR	5,821,675	51,405,388
Audix Co., Ltd.	1,079,164	653,546
Aurora Corp.	28,676	29,887
Aurora Systems Corp.	383,281	199,986
Avision, Inc.	1,507,555	686,474
*Bank of Kaohsiung Co., Ltd.	3,947,926	1,191,659
*Behavior Tech Computer Corp.	884,716	102,962
Bes Engineering Corp.	10,945,443	3,034,430
*Biostar Microtech International Corp.	77,595	56,716
C Sun Manufacturing, Ltd.	224,838	98,909
*Cameo Communications, Inc.	1,521,000	820,484
*Carnival Industrial Corp.	2,726,000	548,125
Cathay Chemical Works, Inc.	857,000	292,140
*Cathay Real Estate Development Co., Ltd.	7,900,421	3,128,231
*Central Reinsurance Co., Ltd.	2,457,781	958,432
Chain Qui Development Co., Ltd.	272,173	196,373
Champion Building Materials Co., Ltd.	2,472,041	991,812
Chang Hwa Commercial Bank	40,500,459	17,621,616
*Chang-Ho Fibre Corp.	192,000	64,106
Charoen Pokphand Enterprises Co., Ltd.	1,223,000	584,444
*Cheng Loong Corp.	8,527,480	2,782,240
Cheng Uei Precision Industry Co., Ltd.	235,620	447,634
Chenming Mold Industrial Corp.	798,040	221,296
*Chi Mei Optoelectronic Corp.	39,881,932	19,896,487

26

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Chia Hsin Cement Corp.	4,419,594	$2,235,625
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	404,729
Chilisin Electronics Corp.	321,300	157,480
*China Airlines, Ltd.	3,478,866	1,081,340
China Chemical & Pharmaceutical Co.	480,264	332,214
*China Development Financial Holding Corp.	81,400,032	21,204,829
China Electric Manufacturing Co., Ltd.	2,450,200	1,703,681
*China General Plastics Corp.	3,008,000	1,068,009
*China Glaze Co., Ltd.	717,000	402,783
China Man-Made Fiber Co., Ltd.	10,273,813	1,879,006
*China Metal Products Co., Ltd.	479,400	558,295
*China Motor Co., Ltd.	6,039,749	4,142,921
*China Petrochemical Development Corp.	13,620,580	4,873,926
*China Rebar Co., Ltd.	439,188	—
China Steel Structure Co., Ltd.	885,219	623,749
China Synthetic Rubber Corp.	2,189,890	2,270,375
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,472,000	692,271
Chinatrust Financial Holdings Co., Ltd.	53,481,946	32,125,168
Chin-Poon Industrial Co., Ltd.	3,141,815	2,323,110
Chun Yu Works & Co., Ltd.	2,079,000	554,121
Chun Yuan Steel Industrial Co., Ltd.	3,664,191	1,213,514
Chung Hsin Electric & Machinery Co., Ltd.	2,451,000	1,469,629
Chung Hwa Pulp Corp.	4,631,419	1,905,918
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	81,289,045	8,339,189
*Clevo Co.	46,934	58,575
*CMC Magnetics Corp.	24,639,000	5,410,830
Collins Co., Ltd.	1,769,823	462,197
Compal Electronics, Inc.	2,428,705	3,036,378
*Compeq Manufacturing Co., Ltd.	8,639,000	2,229,203
*Compex International Co., Ltd.	46,400	285
Continental Engineering Corp.	5,097,848	1,912,235
*Cosmos Bank Taiwan	2,048,199	225,637
Da-Cin Construction Co., Ltd.	756,579	474,688
*Delpha Construction Co., Ltd.	1,642,528	569,634
Depo Auto Parts Industrial Co., Ltd.	50,000	108,396
*Der Pao Construction Co., Ltd.	1,139,000	28,718
Diamond Flower Electric Instrument Co., Ltd.	69,281	80,233
D-Link Corp.	1,911,780	1,781,390
*E.Sun Financial Holding Co., Ltd.	15,969,578	6,216,301
*Eastern Media International Corp.	8,183,399	1,715,138
Eclat Textile Co., Ltd.	952,204	557,940
*Edom Technology Co., Ltd.	129,800	55,042
Elan Microelectronics Corp.	255	345
Elite Material Co., Ltd.	102,237	70,088
Elitegroup Computer Systems Co., Ltd.	6,985,066	2,651,368
*Enlight Corp.	1,184,549	73,331
*EnTie Commercial Bank	693,232	193,482
*Eva Airways Corp.	11,743,944	4,405,190
*Ever Fortune Industrial Co., Ltd.	409,000	4,150
*Everest Textile Co., Ltd.	3,474,002	667,875
*Evergreen International Storage & Transport Corp.	2,962,000	2,397,216
*Evergreen Marine Corp., Ltd.	10,174,527	5,138,833
Everlight Chemical Industrial Corp.	30,950	22,204
*Everspring Industry Co., Ltd.	582,180	141,820
Far Eastern Department Stores, Ltd.	5,120,064	5,259,849
*Far Eastern International Bank	10,556,514	3,572,778
*Federal Corp.	3,092,876	2,315,495
*FIC Global, Inc.	102,255	10,627

27

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*First Copper Technology Co., Ltd.	2,596,750	$885,352
First Financial Holding Co., Ltd.	46,440,361	26,828,184
First Hotel	599,339	437,810
*First Insurance Co., Ltd. (The)	2,140,064	766,175
First Steamship Co., Ltd.	802,717	1,014,581
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	6,184,378
Formosa Taffeta Co., Ltd.	7,804,511	5,290,833
Formosan Rubber Group, Inc.	4,450,000	3,321,205
Formosan Union Chemical Corp.	592,078	226,364
*Fu I Industrial Co., Ltd.	290,400	75,038
*Fubon Financial Holding Co., Ltd.	29,313,000	32,526,620
*Fwuson Industry Co., Ltd.	1,737,220	629,186
G Shank Enterprise Co., Ltd.	250,880	171,967
*G.T.M. Corp.	763,000	473,283
Getac Technology Corp.	1,836,065	1,633,567
*Giantplus Technology Co., Ltd.	1,590,000	883,963
*Giga Storage Corp.	1,223,939	862,646
Giga-Byte Technology Co., Ltd.	5,303,287	4,498,218
*Gintech Energy Corp.	1,585,134	2,344,072
*Gold Circuit Electronics, Ltd.	3,710,549	1,315,970
Goldsun Development & Construction Co., Ltd.	8,560,543	3,872,739
Good Will Instrument Co., Ltd.	383,670	218,705
*Grand Pacific Petrochemical Corp.	3,861,000	1,945,223
Grape King, Inc.	68,000	65,846
Great China Metal Industry Co., Ltd.	1,577,000	942,370
Great Wall Enterprise Co., Ltd.	1,807,393	1,871,403
*Hannstar Board Corp.	958,000	856,943
*HannStar Display Corp.	37,182,000	7,010,610
*Helix Technology, Inc.	29,585	—
Hey Song Corp.	3,873,000	2,030,093
Hitron Technologies, Inc.	540,335	271,006
*Ho Tung Holding Corp.	4,274,468	1,937,720
*Hocheng Corp.	2,671,300	826,846
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,108,791
*Holystone Enterprise Co., Ltd.	778,000	840,926
Hong Tai Electric Industrial Co., Ltd.	2,166,000	862,540
Hsin Kuang Steel Co., Ltd.	1,584,124	1,246,730
Hsing Ta Cement Co., Ltd.	2,071,980	632,663
*Hua Eng Wire & Cable Co., Ltd.	4,644,035	1,475,279
Hua Nan Financial Holding Co., Ltd.	7,657,258	4,449,023
*Hualon Corp.	257,040	8,536
Hung Ching Development & Construction Co., Ltd.	1,838,468	909,318
Hung Poo Construction Corp.	436	629
Hung Sheng Construction Co., Ltd.	3,953,000	1,705,186
*Hwa Fong Rubber Co., Ltd.	1,948,960	782,154
*Ichia Technologies, Inc.	3,181,260	1,663,727
*Inernational Semiconductor Technology, Ltd.	2,788,000	891,612
Innolux Display Corp.	11,558,140	15,223,340
*Inotera Memories, Inc.	2,906,000	1,716,974
Inventec Corp.	14,551,859	8,049,998
*Jean Co., Ltd.	38,864	21,841
Johnson Health Tech Co., Ltd.	120,220	124,169
*Jui Li Enterprise Co., Ltd.	712,760	188,960
K Laser Technology, Inc.	843,601	451,446
Kang Na Hsiung Co., Ltd.	1,409,078	958,050
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	389,126
Kaulin Manufacturing Co., Ltd.	1,259,656	566,488
Kee Tai Properties Co., Ltd.	1,740,236	870,249
Kenda Rubber Industrial Co., Ltd.	63,924	75,504
King Yuan Electronics Co., Ltd.	10,624,862	4,100,865
Kingdom Construction Co., Ltd.	2,867,000	2,146,417

28

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*King’s Town Bank	5,689,012	$1,354,602
*Kinko Optical Co., Ltd.	172,000	90,823
*Kinpo Electronics, Inc.	11,607,375	3,042,448
*Kuoyang Construction Co., Ltd.	641,029	307,290
*Kwong Fong Industries Corp.	4,296,000	1,037,274
*L&K Engineering Co., Ltd.	216,000	184,242
*Lan Fa Textile Co., Ltd.	2,409,703	652,705
*Lead Data Co., Ltd.	2,033,458	383,662
*Lealea Enterprise Co., Ltd.	5,585,000	1,152,183
Lee Chang Yung Chemical Industry Corp.	2,306,714	2,558,282
Lee Chi Enterprises Co., Ltd.	1,564,900	528,582
*Leofoo Development Co., Ltd.	1,777,000	934,321
Les Enphants Co., Ltd.	63,908	63,571
*Li Peng Enterprise Co., Ltd.	4,587,712	1,866,854
Lian Hwa Foods Corp.	157,000	60,381
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	285,713
Lien Hwa Industrial Corp.	4,294,640	1,966,484
Lingsen Precision Industries, Ltd.	2,580,481	893,454
Lite-On Technology Corp.	10,539,645	13,881,361
*Long Bon International Co., Ltd.	2,839,301	995,013
*Long Chen Paper Co., Ltd.	3,677,741	1,172,756
*Lucky Cement Corp.	2,877,000	710,898
Macronix International Co., Ltd.	25,770,028	13,062,710
*Masterlink Securities Corp.	5,882,000	2,286,753
*Mayer Steel Pipe Corp.	953,364	542,804
Maywufa Co., Ltd.	192,264	98,415
Mega Financial Holding Co., Ltd.	69,737,000	38,835,040
*Megamedia Corp.	782	6
Meiloon Co., Ltd.	973,352	357,765
*Mercuries & Associates, Ltd.	3,533,829	1,485,623
*Mercuries Data Co., Ltd.	649,800	148,324
Merry Electronics Co., Ltd.	648,000	1,081,549
Microelectronics Technology, Inc.	3,002,123	1,267,284
Micro-Star International Co., Ltd.	6,989,985	4,179,619
Mitac International Corp.	7,817,000	3,656,001
*Mobiletron Electronics Co., Ltd.	90,000	66,821
*Mustek Systems, Inc.	462,074	85,623
*Namchow Chemical Industrial Co., Ltd.	1,186,057	742,936
Nantex Industry Co., Ltd.	1,576,232	997,934
*New Asia Construction & Development Co., Ltd.	1,011,542	216,648
Nien Hsing Textile Co., Ltd.	3,910,000	1,973,227
*Ocean Plastics Co., Ltd.	79,776	54,083
*Optimax Technology Corp.	3,466,000	192,400
*Orient Semiconductor Electronics, Ltd.	372,276	63,947
Oriental Union Chemical Corp.	3,567,225	2,452,186
*Pacific Construction Co., Ltd.	4,079,256	508,786
Pan Jit International, Inc.	2,473,818	1,670,959
Phihong Technology Co., Ltd.	2,254,661	1,927,167
*Phoenix Precision Technology Corp.	3,222,000	2,172,095
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	572,000	342,060
*Potrans Electrical Corp.	1,139,000	152,693
Pou Chen Corp.	8,326,500	5,708,831
*President Securities Corp.	634,000	371,022
*Prince Housing & Development Corp.	4,151,737	1,801,008
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	130,694
*Promate Electronic Co., Ltd.	272,000	171,356
Promise Technology, Inc.	691,002	488,798
*Qisda Corp.	8,957,952	4,968,665
*Quintain Steel Co., Ltd.	2,435,250	569,769

29

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Radiant Opto-Electronics Corp.	2,639,000	$2,936,281
*Radium Life Tech Corp.	1,550,788	1,145,909
Ralec Electronic Corp.	383,163	477,965
*Rechi Precision Co., Ltd.	629,000	198,088
*Ritek Corp.	21,314,518	5,078,681
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,195,684	1,131,399
San Fang Chemical Industry Co., Ltd.	71,938	84,586
*Sanyang Industrial Co., Ltd.	6,088,268	2,440,733
Sanyo Electric Co., Ltd.	368,000	368,670
Sheng Yu Steel Co., Ltd.	1,716,000	1,176,192
Shihlin Electric & Engineering Corp.	2,263,000	2,720,902
*Shin Kong Financial Holding Co., Ltd.	14,428,507	5,870,356
*Shinkong Co., Ltd.	2,182,412	1,112,192
Shinkong Synthetic Fibers Co., Ltd.	10,443,342	2,577,876
*Shuttle, Inc.	223	158
Sigurd Microelectronics Corp.	2,269,608	1,135,677
*Silicon Integrated Systems Corp.	9,117,485	4,317,230
*Sinbon Electronics Co., Ltd.	1,284,000	777,257
Sincere Navigation Corp.	538,692	598,832
*Sinkang Industries Co., Ltd.	806,669	350,688
Sinon Corp.	3,047,877	1,207,037
*SinoPac Holdings Co., Ltd.	60,339,809	22,284,339
*Sintek Photronics Corp.	360,745	186,988
Siward Crystal Technology Co., Ltd.	933,875	377,742
Solomon Technology Corp.	1,316,950	544,396
South East Soda Manufacturing Co., Ltd.	927,500	810,280
*Southeast Cement Co., Ltd.	3,208,700	1,090,706
SPI Electronic Co., Ltd.	272,500	287,236
Spirox Corp.	362,662	209,549
Springsoft, Inc.	1,312,000	1,149,234
Standard Chemical & Pharmaceutical Co., Ltd.	155,310	129,939
Standard Foods Taiwan, Ltd.	586,250	640,908
Stark Technology, Inc.	827,200	470,102
Sunonwealth Electric Machine Industry Co., Ltd.	1,674,421	1,003,436
*Sunplus Technology Co., Ltd.	4,538,620	3,762,885
*Sweeten Construction Co., Ltd.	234,000	127,671
Sysware Systex Corp.	828,801	1,030,302
T JOIN Transportation Co., Ltd.	3,278,000	2,038,146
*Ta Chen Stainless Pipe Co., Ltd.	1,498,864	1,026,929
*Ta Chong Bank, Ltd.	14,283,906	2,806,401
*Ta Ya Electric Wire & Cable Co., Ltd.	5,127,732	1,179,998
Ta Yih Industrial Co., Ltd.	192,000	174,337
Tah Hsin Industrial Corp.	1,452,000	1,009,152
Ta-I Technology Co., Ltd.	1,330,195	943,152
Taichung Commercial Bank	9,743,754	2,413,124
Tainan Enterprises Co., Ltd.	421,850	297,328
*Tainan Spinning Co., Ltd.	10,204,000	3,766,151
*Taishin Financial Holdings Co., Ltd.	46,043,000	18,018,886
*Taisun Enterprise Co., Ltd.	1,931,721	741,879
*Taita Chemical Co., Ltd.	2,126,400	874,452
*Taiwan Business Bank	28,343,549	6,920,761
Taiwan Cement Corp.	12,306,807	12,626,116
*Taiwan Cogeneration Corp.	2,134,000	1,035,986
Taiwan Cooperative Bank	32,873,902	19,396,848
*Taiwan Flourescent Lamp Co., Ltd.	756,000	69,270
Taiwan Fu Hsing Industrial Co., Ltd.	399,000	217,379
Taiwan Glass Industrial Corp.	8,054,803	6,192,220
Taiwan Hon Chuan Enterprise Co., Ltd.	811,159	1,307,972
*Taiwan International Securities Corp.	1,232,000	303,131
Taiwan Kai Yih Industrial Co., Ltd.	1,033,060	610,504

30

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Kolin Co., Ltd.	5,797,000	$—
Taiwan Mask Corp.	2,615,000	896,600
Taiwan Paiho Co., Ltd.	1,440,000	890,566
*Taiwan Pulp & Paper Corp.	2,425,000	709,097
Taiwan Sakura Corp.	1,660,869	692,042
Taiwan Sogo Shinkong Security Co., Ltd.	1,021,205	657,462
*Taiwan Styrene Monomer Corp.	4,013,856	1,671,415
*Taiwan Tea Corp.	1,987,273	1,129,937
*Taiyen Biotech Co., Ltd.	1,776,000	1,036,383
*Tatung Co., Ltd.	35,836,000	7,892,635
*Teapo Electronic Corp.	2,496,670	311,940
Teco Electric & Machinery Co., Ltd.	15,963,834	6,355,204
*Tecom, Ltd.	805,753	302,785
Test-Rite International Co., Ltd.	1,552,332	701,695
Ton Yi Industrial Corp.	7,349,810	2,560,817
Tong Yang Industry Co., Ltd.	876,261	1,236,346
*Tong-Tai Machine & Tool Co., Ltd.	118,000	85,036
*Topco Scientific Co., Ltd.	1,172,000	1,130,587
Tsann Kuen Enterprise Co., Ltd.	459,100	378,313
TSRC Corp.	531,400	619,000
Tung Ho Steel Enterprise Corp.	2,878,769	2,736,395
TYC Brother Industrial Co., Ltd.	1,596,048	968,124
*Tycoons Group Enterprise Co., Ltd.	3,989,000	601,169
*Tze Shin International Co., Ltd.	981,665	370,528
*Unimicron Technology Corp.	2,976,000	3,395,564
*Union Bank of Taiwan	9,425,577	1,669,836
Unitech Electronics Co., Ltd.	1,249,739	637,815
*Unitech Printed Circuit Board Corp.	3,176,265	1,042,852
United Integration Service Co., Ltd.	1,578,000	814,301
*United Microelectronics Corp.	106,490,069	51,191,211
*Universal Cement Corp.	4,398,551	2,085,224
*Universal Microelectronics Co., Ltd.	747,491	291,885
Universal Scientific Industrial Co., Ltd.	7,245,366	3,574,592
Universal, Inc.	106,660	97,356
UPC Technology Corp.	5,203,437	2,507,917
*USI Corp.	5,122,000	2,410,964
*U-TECH Media Corp.	1,566,799	551,763
Ve Wong Corp.	1,167,600	881,614
*Waffer Technology Co., Ltd.	1,131,000	372,638
*Walsin Lihwa Corp.	23,434,412	7,594,165
*Walsin Technology Corp., Ltd.	4,207,876	1,628,588
*Wan Hai Lines Co., Ltd.	1,631,000	750,360
Wan Hwa Enterprise Co., Ltd.	872,919	372,542
*Waterland Financial Holdings	19,429,080	5,910,695
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	373,275
*Weikeng Industrial Co., Ltd.	1,344,000	747,932
*Winbond Electronics Corp.	29,524,000	5,452,730
*Wintek Corp.	8,764,000	5,836,183
Wistron NeWeb Corp.	649,950	859,510
WPG Holdings Co., Ltd.	79,151	108,288
*WT Microelectronics Co., Ltd.	1,542,000	1,044,985
*Wus Printed Circuit Co., Ltd.	3,176,928	1,003,564
Yageo Corp.	26,995,840	7,440,309
Yang Ming Marine Transport Corp.	11,471,615	4,052,292
Yeung Cyang Industrial Co., Ltd.	951,667	724,688
Yieh Phui Enterprise Co., Ltd.	9,876,179	3,203,941
Yosun Industrial Corp.	2,450,044	2,201,864
Yuanta Financial Holding Co., Ltd.	8,303,422	5,479,663
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,592,793
Yulon Motor Co., Ltd.	11,058,572	12,369,209
*Yulon Nissan Motor Co., Ltd.	348,000	676,399

31

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	65,687	$82,848
Yung Shin Pharmaceutical Industrial Co., Ltd.	255,400	273,155
Yung Tay Engineering Co., Ltd.	3,315,000	2,461,952
*Zenitron Corp.	1,400,000	849,642
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,541,888
Zippy Technology Corp.	122,000	57,084
Zyxel Communication Corp.	4,187,000	2,882,594

TOTAL TAIWAN		927,969,844

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	130,004
*ACL Bank PCL (Foreign)	5,139,500	1,676,007
Asia Plus Securities PCL (Foreign)	7,008,500	377,421
Asian Property Development PCL (Foreign)	1,911,600	320,268
Ayudhya Insurance PCL (Foreign)	228,500	101,859
Bangchak Petroleum PCL (Foreign)	4,344,700	1,793,773
Bangkok Bank PCL (Foreign)	4,453,800	15,123,599
Bangkok Bank PCL (Foreign) NVDR	4,490,900	15,048,042
Bangkok Expressway PCL (Foreign)	3,883,500	2,137,813
Bangkok First Investment & Trust PCL (Foreign)	521,300	63,008
Bangkok Insurance PCL (Foreign)	87,880	623,113
*Bangkok Land PCL (Foreign)	78,669,103	1,388,624
Bank of Ayudhya PCL (Foreign)	16,269,800	8,761,598
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,655,158
Capital Nomura Securities PCL (Foreign)	478,400	357,816
Capital Nomura Securities PCL (Foreign) NVDR	45,000	33,657
Central Plaza Hotel PCL (Foreign)	6,525,000	819,895
Charoen Pokphand Foods PCL (Foreign)	35,010,340	10,107,697
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,499,947
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,078,326
Erawan Group PCL (Foreign)	4,288,950	310,524
*G J Steel PCL (Foreign)	208,666,400	1,435,850
Hana Microelectronics PCL (Foreign)	1,555,000	865,310
Hermraj Land & Development PCL (Foreign)	64,383,100	1,540,957
ICC International PCL (Foreign)	2,710,500	3,345,045
IRPC PCL (Foreign)	52,340,500	6,013,090
*Italian-Thai Development PCL (Foreign) NVDR	17,827,500	1,696,079
Jasmine International PCL (Foreign)	6,917,600	97,271
Kasikornbank PCL (Foreign)	1,505,300	3,692,883
Kasikornbank PCL (Foreign) NVDR	164,500	382,644
Kiatnakin Finance PCL (Foreign)	2,815,900	2,127,194
Krung Thai Bank PCL (Foreign)	36,862,700	9,705,064
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,536,180
*Loxley PCL (Foreign)	3,313,700	247,846
MBK Development PCL (Foreign)	888,800	1,781,589
Padaeng Industry PCL (Foreign) NVDR	1,600,800	866,851
Polyplex PCL (Foreign)	5,424,000	933,074
Precious Shipping PCL (Foreign)	3,543,300	1,961,138
PTT Aromatics & Refining PCL (Foreign)	5,015,216	3,195,934
PTT Chemical PCL (Foreign)	3,909,810	7,310,789
Quality Houses PCL (Foreign)	24,250,600	1,813,807
*Regional Container Lines PCL (Foreign)	5,884,700	1,919,020
Rojana Industrial Park PCL (Foreign)	547,500	168,714
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,703,183
Saha Pathanapibul PCL (Foreign)	1,594,833	897,019
Saha-Union PCL (Foreign)	2,976,400	1,602,848
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,576,690
Sansiri PCL (Foreign)	9,982,900	1,206,609
Serm Suk PCL (Foreign) NVDR	39,000	17,735
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,343,219
Siam City Bank PCL (Foreign)	5,850,600	4,148,369

32

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Siam Commercial Bank PCL (Foreign)	3,845,300	$8,887,043
Siam Makro PCL (Foreign)	145,300	346,677
Supalai PCL (Foreign)	8,329,366	1,395,496
*Tata Steel (Thailand) PCL (Foreign)	27,838,200	1,765,654
Thai Oil PCL (Foreign)	2,300,000	2,838,444
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,062,086
Thai Rayon PCL (Foreign)	165,000	175,243
Thai Stanley Electric (Thailand) PCL (Foreign)	125,400	393,927
Thai Union Frozen Products PCL (Foreign)	1,173,600	974,343
Thai Wacoal PCL (Foreign)	93,300	108,862
Thanachart Capital PCL (Foreign)	6,228,800	3,671,125
Thoresen Thai Agencies PCL (Foreign)	2,560,800	2,049,406
Ticon Industrial Connection PCL (Foreign)	105,200	30,687
Tisco Financial Group PCL (Foreign)	1,041,700	673,170
Total Access Communication PCL (Foreign) ADR	1,264,380	1,473,003
*TPI Polene PCL (Foreign)	9,987,124	2,868,404
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	219,461
Univentures PCL (Foreign)	3,481,400	233,308
Vinythai PCL (Foreign)	5,239,317	1,026,702

TOTAL THAILAND		161,733,191

TURKEY — (2.2%)
Adana Cimento Sanayi Ticaret A.S.	425,899	171,692
Akbank T.A.S.	762	4,114
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,257,107
Akenerji Elektrik Uretim A.S.	201,755	1,810,545
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	1,534,312
Aksigorta A.S.	1,324,168	3,999,118
Alarko Holding A.S.	1,013,092	2,552,018
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	2
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,073,674
*Anadolu Cam Sanayii A.S.	1,486,817	1,720,074
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	1,552,149	5,068,775
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	207,619	839,698
*Asya Katilim Bankasi A.S.	123,911	256,289
Ayen Enerji A.S.	415,323	723,220
Aygaz A.S.	1,118,602	3,962,327
Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	289,646
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	2
*Bati Anabolu Cimento A.S.	280,524	1,113,829
Bolu Cimento Sanayii A.S.	706,424	824,032
*Borusan Mannesmann Boru Sanayi A.S.	14,873	112,707
Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	2,238,420
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S.	35,166	81,176
*Dogan Gazetecilik A.S.	515,628	1,005,498
*Dogan Sirketler Grubu Holding A.S.	9,540,148	6,276,452
*Dogan Yayin Holding A.S.	2,311,143	1,607,493
*Dogus Otomotiv Servis ve Ticaret A.S.	315,057	973,285
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	1,862,190
Enka Insaat ve Sanayi A.S.	7,552	30,475
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,534	20,049,104
*Fortis Bank A.S.	1	1
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	—
*Global Yatirim Holding A.S.	2,295,251	1,226,530
*Goldas Kuyumculuk Sanayi A.S.	552,019	343,581
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	614,069
Goodyear Lastikleri T.A.S.	124,529	950,650

33

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*GSD Holding A.S.	2,497,284	$1,545,344
*Gubre Fabrikalari Ticaret A.S.	1	4
*Gunes Sigorta A.S.	439,694	567,982
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,394,347
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	—	—
*Ihlas Holding A.S.	3,918,431	1,322,098
*Izmir Demir Celik Sanayii A.S.	796,660	1,210,679
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,283,663
Karton Sanayi ve Ticaret A.S.	9,078	452,503
*Koc Holding A.S. Series B	5,412,771	13,788,787
Konya Cimento Sanayii A.S.	6,740	245,840
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	1,985,032
Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marmari Marti Otel Isletmeleri A.S.	—	—
Marshall Boya ve Vernik Sanayii A.S.	27,296	195,856
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	1,239,663	490,262
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	817,274
Nortel Networks Netas Telekomuenikasyon A.S.	67,409	1,982,710
*Petkim Petrokimya Holding A.S.	904,477	4,360,322
Pinar Entegre Et ve Un Sanayi A.S.	231,479	578,571
Pinar Sut Mamulleri Sanayii A.S.	178,141	762,010
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,079
*Sabah Yayincilik A.S.	31,938	80,735
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,147,083
*Sekerbank T.A.S.	1,552,724	2,580,277
*Tat Konserve Sanayii A.S.	—	—
*Tekfen Holding A.S.	1,437,073	4,114,867
*Tekstil Bankasi A.S.	1,116,413	771,354
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	2,568,199
*Trakya Cam Sanayii A.S.	2,301,706	2,706,422
Tupras-Turkiye Petrol Rafinerileri A.S.	10,701	183,800
Turcas Petrol A.S.	436,200	1,333,527
*Turk Ekonomi Bankasi A.S.	2,246,859	3,306,824
*Turk Hava Yollari A.S.	2,610,500	7,287,914
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	4,390,176
Turkiye Garanti Bankasi A.S.	2,940,615	10,678,969
Turkiye Is Bankasi A.S.	3,368,436	12,757,357
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	2,895,048
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	18,691,556
Ulker Biskuvi Sanayi A.S.	1,028,681	2,406,236
*Uzel Makina Sanayii A.S.	275,043	142,713
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	447,837	965,629
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,693,715
*Yapi ve Kredi Bankasi A.S.	4,204,966	8,645,569
*Zorlu Enerji Elektrik Uretim A.S.	983,418	1,879,135

TOTAL TURKEY		190,785,580

TOTAL COMMON STOCKS		7,499,336,226

PREFERRED STOCKS — (5.3%)
BRAZIL — (5.3%)
#*Aracruz Celulose SA Sponsored ADR	643,665	11,985,042
Banco Alfa de Investimento SA	61,726	247,381
#Banco Bradesco SA Sponsored ADR	348,766	6,870,690
*Braskem SA Preferred A	1,479,200	9,740,418
#*Braskem SA Preferred A Sponsored ADR	306,860	4,026,003
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	302,821	9,139,982
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	773,123

34

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Companhia de Tecidos Norte de Minas	890,475	$2,941,964
Confab Industrial SA	3,302,112	9,709,889
Forjas Taurus SA	659,791	2,599,313
Gerdau SA	2,445,084	36,851,147
#Gerdau SA Sponsored ADR	4,348,258	65,658,696
*Gol Linhas Aereas Inteligentes SA	694,900	7,100,477
*Inepar Industria e Construcoes SA	7,896	183,370
Investimentos Itau SA	4,019,175	22,975,187
Klabin SA	5,296,604	12,628,143
Mahle-Metal Leve SA Industria e Comercio	4,000	48,706
Marcopolo SA	1,886,030	6,488,046
Metalurgica Gerdau SA	4,022,600	73,870,975
Randon e Participacoes SA	616,500	4,658,047
Sao Paulo Alpargatas SA	43,700	1,984,311
Saraiva SA Livreiros Editores	21,000	350,477
*Suzano Papel e Celullose SA	1,964,839	17,076,343
Telemar Norte Leste SA	549,500	17,293,529
Ultrapar Participacoes SA	170,741	7,477,673
#Ultrapar Participacoes SA Sponsored ADR	305,961	13,486,761
Uniao de Industrias Petroquimicas SA Series B	7,370,473	4,435,003
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	92,604,638
Vale SA Series B	239,144	—
#*Votorantim Celulose e Papel SA Sponsored ADR	1,352,316	18,580,828
Whirlpool SA	72,600	148,777

TOTAL BRAZIL		461,934,939

CHILE — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,719,902

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	97,463

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	98,384
*Malayan United Industries Berhad A2	1,526,067	80,496

TOTAL MALAYSIA		178,880

TOTAL PREFERRED STOCKS		463,931,184

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Eternit SA Rights 11/24/09	157,580	144,019

CHINA — (0.0%)
#*New World China Land, Ltd. Rights 11/11/09	2,846,800	202,026

MALAYSIA — (0.0%)
*Jerneh Asia Berhad Warrants 07/26/12	159,420	9,343
*OSK Holdings Berhad Warrants 09/30/12	93,339	2,188
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	27,392

TOTAL MALAYSIA		38,923

PHILIPPINES — (0.0%)
*Security Bank Corp. Rights 11/11/09	645,246	379,437

SOUTH KOREA — (0.0%)
*Pumyang Construction Co., Ltd. Rights 12/02/09	9,287	178

TAIWAN — (0.0%)
*Shin Kong Financial Holding Co., Ltd. Rights 12/07/09	737,515	68,030

THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	72,235

35

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	$1,193
*Rojana Industrial Park PCL (Foreign) Warrants 11/30/14	30,866	5,679
*Sansiri PCL (Foreign) Warrants	4,991,450	—
*Ticon Industrial Connection PCL (Foreign) Warrants 05/20/11	17,533	1,668

TOTAL THAILAND		80,775

TOTAL RIGHTS/WARRANTS		913,388

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 11/02/09 (Collateralized by $1,245,000 FNMA 5.00%, 06/01/35, valued at $766,237) to be repurchased at $753,012	$753	753,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund LP	792,322,880	792,322,880
@Repurchase Agreement, Deutsche Bank Securities 0.07%, 11/02/09 (Collateralized byvarious corporate obligations, ranging in par value from $4,247,617 to $16,429,280, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/37 to 10/01/39, valued at $584,280) to be repurchased at $572,827	$573	572,824

TOTAL SECURITIES LENDING COLLATERAL		792,895,704

TOTAL INVESTMENTS — (100.0%) (Cost $7,369,005,537)		$8,757,829,502

See accompanying Notes to Financial Statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Dimensional Emerging Markets Value Fund

(formerly known as the Dimensional Emerging Markets Value Fund Inc.)

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund (hereafter referred to as the “Fund”) as of October 31, 2009, and for the year then ended and have issued our unqualified report thereon dated December 23, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of October 31, 2009 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2009

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ DAVID G. BOOTH
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: January 4, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: January 4, 2010